United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6061

                      (Investment Company Act File Number)


                              Federated Index Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/05


                 Date of Reporting Period: Quarter ended 1/31/05
                                           ---------------------


Item 1.     Schedule of Investments




Federated Max-Cap Index Fund
Portfolio of Investments
January 31, 2005 (unaudited)


   Shares                                                                            Value
                           Common Stocks--98.4%1
                           Consumer Discretionary--11.7%
   13,234            2      Argosy Gaming Corp.                               $      611,278
   36,890            2      AutoNation, Inc.                                         702,386
   9,730             2      AutoZone, Inc.                                           868,402
   35,614            2      Bed Bath & Beyond, Inc.                                  1,434,888
   39,340                  Best Buy Co., Inc.                                        2,116,099
   14,221            2      Big Lots, Inc.                                           160,128
   8,641                   Black & Decker Corp.                                      712,018
   11,399                  Brunswick Corp.                                           525,722
   9,595             2      Caesars Entertainment, Inc.                              185,471
   75,370                  Carnival Corp.                                            4,341,312
   13,886                  Centex Corp.                                              851,351
   18,969                  Circuit City Stores, Inc.                                 271,636
   77,857                  Clear Channel Communications, Inc.                        2,524,902
   23,200            2      Coach, Inc.                                              1,301,520
   275,519           2      Comcast Corp., Class A                                   8,868,957
   9,502                   Cooper Tire & Rubber Co.                                  205,338
   19,028                  Dana Corp.                                                301,974
   20,082                  Darden Restaurants, Inc.                                  593,624
   65,552                  Delphi Auto Systems Corp.                                 497,540
   11,016                  Dillards, Inc., Class A                                   289,060
   37,128                  Dollar General Corp.                                      750,357
   7,607                   Dow Jones & Co.                                           289,979
   28,505                  Eastman Kodak Co.                                         943,230
   82,900            2      eBay, Inc.                                               6,756,350
   18,360                  Family Dollar Stores, Inc.                                614,142
   32,141                  Federated Department Stores, Inc.                         1,825,609
   227,609                 Ford Motor Co.                                            2,997,610
   18,149                  Fortune Brands, Inc.                                      1,524,153
   32,680                  Gannett Co., Inc.                                         2,615,707
   86,160                  Gap (The), Inc.                                           1,896,382
   69,425                  General Motors Corp.                                      2,555,534
   23,267                  Genuine Parts Co.                                         984,892
   43,208            2      Goodyear Tire & Rubber Co.                               667,131
   34,020                  Harley Davidson, Inc.                                     2,044,942
   11,575                  Harrah's Entertainment, Inc.                              732,003
   21,814                  Hasbro, Inc.                                              427,554
   43,162                  Hilton Hotels Corp.                                       960,354
   270,689                 Home Depot, Inc.                                          11,168,628
   59,836                  International Game Technology                             1,872,867
   50,119            2     Interpublic Group Cos., Inc.                              654,053
   29,706                  Johnson Controls, Inc.                                    1,757,407
   15,635                  Jones Apparel Group, Inc.                                 525,805
   6,096                   KB HOME                                                   662,330
   8,997                   Knight-Ridder, Inc.                                       585,795
   41,108            2      Kohl's Corp.                                             1,932,487
   25,551                  Leggett and Platt, Inc.                                   728,203
   70,671                  Limited, Inc.                                             1,674,903
   13,478                  Liz Claiborne, Inc.                                       565,267
   95,707                  Lowe's Cos., Inc.                                         5,454,342
   11,468            2     Mandalay Resort Group                                     809,641
   27,523                  Marriott International, Inc., Class A                     1,738,903
   49,761                  Mattel, Inc.                                              967,851
   51,443                  May Department Stores Co.                                 1,743,918
   9,778                   Maytag Corp.                                              153,612
   154,900                 McDonald's Corp.                                          5,017,211
   23,357                  McGraw-Hill Cos., Inc.                                    2,113,808
   11,959                  Meredith Corp.                                            574,391
   34,458            2      Metro-Goldwyn-Mayer, Inc.                                410,739
   18,305                  New York Times Co., Class A                               711,698
   29,710                  Newell Rubbermaid, Inc.                                   639,359
   307,700                 News Corp., Inc.                                          5,230,900
   32,435                  Nike, Inc., Class B                                       2,809,844
   15,480                  Nordstrom, Inc.                                           746,910
   38,853            2      Office Depot, Inc.                                       671,768
   9,206                   Officemax, Inc.                                           271,669
   23,326                  Omnicom Group, Inc.                                       1,980,144
   34,190                  Penney (J.C.) Co., Inc.                                   1,460,597
   1,356                   Pulitzer, Inc.                                            86,052
   14,792                  Pulte Corp.                                               977,455
   20,285                  Radioshack Corp.                                          671,839
   8,198                   Reebok International Ltd.                                 365,057
   27,740                  Sears, Roebuck & Co.                                      1,393,935
   16,423                  Sherwin-Williams Co.                                      709,474
   7,403                   Snap-On Tools Corp.                                       245,113
   8,513                   Stanley Works                                             404,878
   57,260                  Staples, Inc.                                             1,874,692
   48,184            2      Starbucks Corp.                                          2,601,936
   27,533                  Starwood Hotels & Resorts Worldwide, Inc.                 1,593,885
   82,742                  TJX Cos., Inc.                                            2,071,860
   105,413                 Target Corp.                                              5,351,818
   17,296                  Tiffany & Co.                                             543,613
   563,277           2      Time Warner, Inc.                                        10,138,986
   23,142            2      Toys 'R' Us, Inc.                                        496,396
   38,847                  Tribune Co.                                               1,553,103
   36,468            2      Univision Communications, Inc., Class A                  995,941
   14,530                  V.F. Corp.                                                772,269
   1,600                   Viacom, Inc., Class A                                     60,208
   208,642                 Viacom, Inc., Class B                                     7,790,692
   15,314                  Visteon Corp.                                             113,630
   252,717                 Walt Disney Co.                                           7,235,288
   1                       Washington Post Co., Class B                              914
   13,519                  Wendy's International, Inc.                               530,215
   8,742                   Whirlpool Corp.                                           596,729
   35,240                  Yum! Brands, Inc.                                         1,633,374
                           Total                                                     162,393,937
                           Consumer Staples--10.6%
   8,316                   Alberto-Culver Co., Class B                               451,143
   44,375                  Albertsons, Inc.                                          1,015,300
   252,562                 Altria Group, Inc.                                        16,121,032
   98,224                  Anheuser-Busch Cos., Inc.                                 4,830,656
   83,074                  Archer-Daniels-Midland Co.                                2,010,391
   46,236                  Avon Products, Inc.                                       1,952,084
   17,060                  Brown-Forman Corp., Class B                               822,804
   65,494                  CVS Corp.                                                 3,035,647
   53,190                  Campbell Soup Co.                                         1,559,531
   17,673                  Clorox Co.                                                1,050,130
   298,882                 Coca-Cola Co.                                             12,400,614
   59,137                  Coca-Cola Enterprises, Inc.                               1,298,057
   66,140                  Colgate-Palmolive Co.                                     3,474,996
   52,404                  ConAgra, Inc.                                             1,545,918
   4,844                   Coors Adolph Co., Class B                                 361,362
   57,004                  Costco Wholesale Corp.                                    2,694,579
   38,355                  General Mills, Inc.                                       2,032,431
   123,143                 Gillette Co.                                              6,245,813
   43,802                  Heinz (H.J.) Co.                                          1,656,154
   33,022                  Hershey Foods Corp.                                       1,931,457
   50,407                  Kellogg Co.                                               2,250,168
   61,886                  Kimberly-Clark Corp.                                      4,054,152
   88,821            2     Kroger Co.                                                1,518,839
   16,400                  McCormick & Co., Inc.                                     609,588
   208,745                 PepsiCo, Inc.                                             11,209,606
   313,474                 Procter & Gamble Co.                                      16,686,221
   15,300                  Reynolds American, Inc.                                   1,230,426
   15,990                  SUPERVALU, Inc.                                           505,444
   54,723            2      Safeway Inc.                                             1,031,528
   134,987                 Sara Lee Corp.                                            3,169,495
   70,172                  Sysco Corp.                                               2,453,915
   31,024                  The Pepsi Bottling Group, Inc.                            848,506
   16,777                  UST, Inc.                                                 849,923
   522,730                 Wal-Mart Stores, Inc.                                     27,391,052
   124,496                 Walgreen Co.                                              5,304,775
   28,746                  Wrigley (Wm.), Jr. Co.                                    2,023,431
                           Total                                                     147,627,168
                           Energy--7.5%
   11,887                  Amerada-Hess Corp.                                        1,030,009
   24,310                  Anadarko Petroleum Corp.                                  1,609,565
   50,072                  Apache Corp.                                              2,724,918
   8,720                   Ashland, Inc.                                             535,234
   18,900                  BJ Services Co.                                           908,145
   44,481                  Baker Hughes, Inc.                                        1,926,027
   48,420                  Burlington Resources, Inc.                                2,116,438
   262,274                 ChevronTexaco Corp.                                       14,267,706
   77,096                  ConocoPhillips                                            7,153,738
   75,336                  Devon Energy Corp.                                        3,063,915
   14,703                  EOG Resources, Inc.                                       1,091,698
   75,739                  El Paso Corp.                                             823,283
   794,171                 Exxon Mobil Corp.                                         40,979,224
   62,748                  Halliburton Co.                                           2,580,825
   10,890                  Kaneb Services, Inc.                                      467,834
   14,889                  Kerr-McGee Corp.                                          919,396
   15,413                  Kinder Morgan, Inc.                                       1,156,592
   38,577                  Marathon Oil Corp.                                        1,494,087
   13,790            2      Nabors Industries Ltd.                                   695,016
   14,478            2      Noble Corp.                                              772,401
   63,751                  Occidental Petroleum Corp.                                3,721,783
   8,552             2     Rowan Companies, Inc.                                     240,824
   72,856                  Schlumberger Ltd.                                         4,957,122
   12,660                  Sunoco, Inc.                                              1,107,623
   36,390            2      Transocean Sedco Forex, Inc.                             1,601,160
   32,526                  Unocal Corp.                                              1,547,262
   41,700                  Valero Energy Corp.                                       2,169,651
   51,061                  Williams Cos., Inc.                                       858,335
   32,300                  XTO Energy, Inc.                                          1,159,893
                           Total                                                     103,679,704
                           Financials--20.2%
   29,174                  AON Corp.                                                 663,417
   42,500                  Ace Ltd.                                                  1,844,500
   60,482                  Aflac, Inc.                                               2,389,644
   85,125                  Allstate Corp.                                            4,293,705
   10,073                  Ambac Financial Group, Inc.                               774,412
   155,795                 American Express Co.                                      8,311,663
   321,232                 American International Group, Inc.                        21,294,469
   48,452                  Amsouth Bancorporation                                    1,208,393
   9,500                   Apartment Investment & Management Co., Class A            341,050
   23,800                  Archstone-Smith Trust                                     816,340
   67,285                  BB&T Corp.                                                2,655,739
   495,436                 Bank of America Corp.                                     22,973,367
   92,339                  Bank of New York Co., Inc.                                2,743,392
   10,134                  Bear Stearns Cos., Inc.                                   1,024,142
   21,300                  CIT Group, Inc.                                           859,881
   28,267                  Capital One Financial Corp.                               2,212,741
   22,595                  Chubb Corp.                                               1,682,876
   21,989                  Cincinnati Financial Corp.                                970,155
   638,919                 Citigroup, Inc.                                           31,338,977
   22,823                  Comerica, Inc.                                            1,320,539
   14,472                  Compass Bancshares, Inc.                                  677,724
   82,042                  Countrywide Financial Corp.                               3,035,554
   43,300            2      E*Trade Group, Inc.                                      595,375
   10,457            2      Education Lending Group, Inc.                            200,252
   44,067                  Equity Office Properties Trust                            1,232,995
   32,400                  Equity Residential Properties Trust                       1,021,896
   84,669                  Federal Home Loan Mortgage Corp.                          5,528,039
   119,416                 Federal National Mortgage Association                     7,711,885
   13,700                  Federated Investors, Inc.                                 402,506
   72,007                  Fifth Third Bancorp                                       3,346,165
   13,300                  First Horizon National Corp.                              566,181
   32,580                  Franklin Resources, Inc.                                  2,210,879
   36,118                  Golden West Financial Corp.                               2,333,945
   59,700                  Goldman Sachs Group, Inc.                                 6,438,645
   49,470                  Hartford Financial Services Group, Inc.                   3,328,836
   27,591                  Huntington Bancshares, Inc.                               633,765
   439,268                 J.P. Morgan Chase & Co.                                   16,397,874
   25,892                  Janus Capital Group, Inc.                                 383,978
   19,859                  Jefferson-Pilot Corp.                                     990,964
   47,879                  KeyCorp                                                   1,600,116
   100                     Kimco Realty Corp.                                        5,298
   3,868                   Kramont Realty Trust                                      90,550
   21,640                  LNR Property Corp.                                        1,363,320
   32,603                  Lehman Brothers Holdings, Inc.                            2,973,068
   22,208                  Lincoln National Corp.                                    1,024,677
   22,743                  Loews Corp.                                               1,546,524
   13,700                  M & T Bank Corp.                                          1,402,332
   18,731                  MBIA Insurance Corp.                                      1,118,990
   156,097                 MBNA Corp.                                                4,149,058
   10,564                  MGIC Investment Corp.                                     675,040
   50,710                  Marsh & McLennan Cos., Inc.                               1,648,075
   25,800                  Marshall & Ilsley Corp.                                   1,104,498
   50,117                  Mellon Financial Corp.                                    1,470,934
   114,225                 Merrill Lynch & Co., Inc.                                 6,861,496
   90,141                  MetLife, Inc.                                             3,583,105
   18,917                  Moody's Corp.                                             1,584,866
   135,156                 Morgan Stanley                                            7,563,330
   110,166                 National City Corp.                                       3,916,401
   52,184                  North Fork Bancorp, Inc.                                  1,497,681
   26,969                  Northern Trust Corp.                                      1,176,927
   32,376                  PNC Financial Services Group                              1,744,095
   20,600                  Plum Creek Timber Co., Inc.                               735,832
   30,900                  Principal Financial Group                                 1,253,922
   18,530                  Progressive Corp., OH                                     1,550,035
   23,600                  Prologis Trust                                            900,104
   35,236            2      Providian Financial Corp.                                587,736
   63,500                  Prudential Financial, Inc.                                3,423,285
   60,129                  Regions Financial Corp.                                   1,924,128
   6,725                   Riggs National Corp.                                      146,874
   13,722                  SAFECO Corp.                                              635,329
   54,040                  SLM Corp.                                                 2,712,268
   167,586                 Schwab (Charles) Corp.                                    1,883,667
   23,600                  Simon Property Group, Inc.                                1,399,480
   41,995                  Sovereign Bancorp, Inc.                                   954,966
   32,962                  State Street Corp.                                        1,477,027
   41,291                  SunTrust Banks, Inc.                                      2,973,778
   36,255                  Synovus Financial Corp.                                   983,598
   14,254                  T. Rowe Price Group, Inc.                                 853,102
   82,349                  The St. Paul Travelers Cos., Inc.                         3,091,381
   15,637                  Torchmark Corp.                                           853,780
   232,863                 U.S. Bancorp                                              6,997,533
   37,953                  UNUMProvident Corp.                                       651,653
   1,240                   Unizan Financial Corp.                                    30,281
   198,004                 Wachovia Corp.                                            10,860,519
   105,725                 Washington Mutual Bank FA                                 4,266,004
   208,249                 Wells Fargo & Co.                                         12,765,664
   17,036                  XL Capital Ltd.                                           1,273,952
   9,767                   Zions Bancorp                                             662,398
   100                     iStar Financial, Inc.                                     4,185
                           Total                                                     280,709,722
                           Healthcare--12.4%
   192,341                 Abbott Laboratories                                       8,659,192
   20,276                  Aetna, Inc.                                               2,576,066
   16,119                  Allergan, Inc.                                            1,224,238
   12,992                  AmerisourceBergen Corp.                                   757,174
   156,257           2      Amgen, Inc.                                              9,725,436
   20,948                  Applera Corp.                                             420,007
   14,004                  Bard (C.R.), Inc.                                         949,471
   5,732                   Bausch & Lomb, Inc.                                       417,805
   72,124                  Baxter International, Inc.                                2,434,906
   31,928                  Becton, Dickinson & Co.                                   1,808,721
   41,634            2      Biogen Idec, Inc.                                        2,704,545
   30,904                  Biomet, Inc.                                              1,312,802
   102,176           2      Boston Scientific Corp.                                  3,377,939
   240,225                 Bristol-Myers Squibb Co.                                  5,630,874
   17,670                  CIGNA Corp.                                               1,418,018
   63,108                  Cardinal Health, Inc.                                     3,554,243
   65,727            2      Caremark Rx, Inc.                                        2,569,926
   20,994            2      Chiron Corp.                                             689,653
   8,100             2      Express Scripts, Inc., Class A                           600,939
   11,200            2     Fisher Scientific International, Inc.                     707,280
   43,776            2      Forest Laboratories, Inc., Class A                       1,818,017
   22,300            2      Genzyme Corp.                                            1,298,083
   51,614            2      Gilead Sciences, Inc.                                    1,708,423
   38,888                  Guidant Corp.                                             2,818,991
   49,948                  HCA - The Healthcare Corp.                                2,223,685
   26,800                  Health Management Association, Class A                    591,744
   19,244            2      Hospira, Inc.                                            555,959
   28,331            2      Humana, Inc.                                             970,903
   13,605            2      IMPAC Medical Systems, Inc.                              322,439
   31,373                  IMS Health, Inc.                                          733,501
   365,862                 Johnson & Johnson                                         23,671,271
   29,884            2      King Pharmaceuticals, Inc.                               314,081
   13,700            2      Laboratory Corporation of America Holdings               655,545
   139,366                 Lilly (Eli) & Co.                                         7,559,212
   10,843                  Manor Care, Inc.                                          374,626
   52,466                  McKesson HBOC, Inc.                                       1,809,552
   32,289            2      Medco Health Solutions, Inc.                             1,374,543
   27,737            2      Medimmune, Inc.                                          656,119
   149,083                 Medtronic, Inc.                                           7,825,367
   273,420                 Merck & Co., Inc.                                         7,669,431
   5,877             2      Millipore Corp.                                          255,826
   30,550                  Mylan Laboratories, Inc.                                  508,047
   15,107                  PerkinElmer, Inc.                                         347,310
   926,920                 Pfizer, Inc.                                              22,394,387
   11,496                  Quest Diagnostic, Inc.                                    1,095,569
   150,732                 Schering Plough Corp.                                     2,797,586
   52,250                  Select Medical Corp.                                      926,393
   8,747             2      Sola International, Inc.                                 241,505
   53,208            2     St. Jude Medical, Inc.                                    2,090,010
   48,002                  Stryker Corp.                                             2,358,818
   58,505            2      Tenet Healthcare Corp.                                   580,955
   21,353            2      Thermo Electron Corp.                                    639,309
   80,463                  UnitedHealth Group, Inc.                                  7,153,161
   12,600            2      Waters Corp.                                             618,408
   13,583            2      Watson Pharmaceuticals, Inc.                             405,181
   36,395            2      Wellpoint Health Networks, Inc.                          4,421,993
   164,454                 Wyeth                                                     6,517,312
   29,494            2      Zimmer Holdings, Inc.                                    2,325,602
                           Total                                                     172,168,099
                           Industrials--11.6%
   95,252                  3M Co.                                                    8,035,459
   67,543            2      Allied Waste Industries, Inc.                            561,282
   22,059                  American Power Conversion Corp.                           469,195
   24,400            2      American Standard Cos.                                   976,976
   18,600            2      Apollo Group, Inc., Class A                              1,454,334
   11,842                  Avery Dennison Corp.                                      711,586
   32,943                  Block (H&R), Inc.                                         1,591,476
   101,905                 Boeing Co.                                                5,156,393
   56,238                  Burlington Northern Santa Fe Corp.                        2,709,547
   26,432                  CSX Corp.                                                 1,056,487
   41,638                  Caterpillar, Inc.                                         3,709,946
   152,263                 Cendant Corp.                                             3,585,794
   18,537                  Cintas Corp.                                              806,360
   12,357                  Cooper Industries Ltd., Class A                           858,812
   4,465                   Crane Co.                                                 127,253
   5,517                   Cummins, Inc.                                             428,505
   37,840                  Danaher Corp.                                             2,076,659
   29,586                  Deere & Co.                                               2,054,156
   7,254             2      Delta Air Lines, Inc.                                    39,099
   23,823                  Donnelley (R.R.) & Sons Co.                               796,879
   27,902                  Dover Corp.                                               1,068,647
   28,754                  Eaton Corp.                                               1,954,984
   50,552                  Emerson Electric Co.                                      3,399,116
   18,116                  Equifax, Inc.                                             512,683
   36,068                  FedEx Corp.                                               3,449,904
   8,256                   Fluor Corp.                                               442,026
   19,558                  General Dynamics Corp.                                    2,019,364
   1,302,036               General Electric Co.                                      47,042,561
   11,090                  Goodrich (B.F.) Co.                                       380,387
   10,747                  Grainger (W.W.), Inc.                                     657,824
   103,918                 Honeywell International, Inc.                             3,738,970
   11,396                  ITT Industries, Inc.                                      971,965
   37,309                  Illinois Tool Works, Inc.                                 3,245,137
   20,342                  Ingersoll-Rand Co., Class A                               1,513,038
   10,227            2      Ionics, Inc.                                             448,556
   11,275                  L-3 Communications Holdings, Inc.                         805,148
   70,788                  Lockheed Martin Corp.                                     4,092,254
   72,336                  Masco Corp.                                               2,661,965
   10,968            2      Monster Worldwide, Inc.                                  343,189
   5,863             2     Navistar International Corp.                              228,188
   52,453                  Norfolk Southern Corp.                                    1,831,659
   44,400                  Northrop Grumman Corp.                                    2,303,472
   20,196                  PACCAR, Inc.                                              1,427,049
   12,489                  Pall Corp.                                                336,329
   14,097                  Parker-Hannifin Corp.                                     918,561
   28,203                  Pitney Bowes, Inc.                                        1,261,802
   9,760             2      Power-One, Inc.                                          72,517
   53,655                  Raytheon Co.                                              2,006,697
   16,794                  Robert Half International, Inc.                           509,530
   21,143                  Rockwell Automation, Inc.                                 1,197,751
   24,243                  Rockwell Collins                                          1,040,025
   6,686                   Ryder Systems, Inc.                                       304,547
   96,946                  Southwest Airlines Co.                                    1,403,778
   17,930                  Textron Inc.                                              1,290,601
   1,749             2     Total Logistics, Inc.                                     49,759
   237,892                 Tyco International Ltd.                                   8,597,417
   29,795                  Union Pacific Corp.                                       1,775,782
   139,040                 United Parcel Service, Inc.                               10,383,507
   62,961                  United Technologies Corp.                                 6,338,913
   69,624                  Waste Management, Inc.                                    2,019,096
                           Total                                                     161,250,896
                           Information Technology--15.4%
   85,722            2      ADC Telecommunications, Inc.                             220,306
   36,555                  Adobe Systems, Inc.                                       2,079,980
   47,034            2      Advanced Micro Devices, Inc.                             743,137
   12,100            2      Affiliated Computer Services, Inc., Class A              655,699
   47,359            2      Agilent Technologies, Inc.                               1,047,107
   66,039            2      Altera Corp.                                             1,267,949
   43,624                  Analog Devices, Inc.                                      1,565,665
   19,603            2      Andrew Corp.                                             256,015
   55,699            2      Apple Computer, Inc.                                     4,283,253
   203,610           2      Applied Materials, Inc.                                  3,237,399
   38,633            2      Applied Micro Circuits Corp.                             127,875
   25,320                  Autodesk, Inc.                                            743,648
   70,105                  Automatic Data Processing, Inc.                           3,048,165
   39,939            2      Avaya, Inc.                                              573,125
   43,624            2      BMC Software, Inc.                                       734,192
   30,211            2      Broadcom Corp.                                           961,616
   57,749            2      CIENA Corp.                                              147,260
   810,328           2      Cisco Systems, Inc.                                      14,618,317
   21,430            2      Citrix Systems, Inc.                                     459,674
   73,497                  Computer Associates International, Inc.                   1,998,383
   30,541            2      Computer Sciences Corp.                                  1,573,472
   45,970            2      Compuware Corp.                                          317,193
   22,725            2      Comverse Technology, Inc.                                507,904
   19,125            2      Convergys Corp.                                          273,296
   163,200           2      Corning, Inc.                                            1,785,408
   17,862            2      Creo, Inc.                                               288,834
   307,099           2      Dell, Inc.                                               12,824,454
   19,500            2      Dupont Photomasks, Inc.                                  518,115
   292,528           2     EMC Corp. Mass                                            3,832,117
   36,700            2      Electronic Arts, Inc.                                    2,361,278
   60,880                  Electronic Data Systems Corp.                             1,304,050
   100,648                 First Data Corp., Class                                   4,100,400
   22,367            2      Fiserv, Inc.                                             855,538
   45,224            2      Freescale Semiconductor, Inc., Class B                   790,063
   44,078            2      Gateway, Inc.                                            208,489
   371,450                 Hewlett-Packard Co.                                       7,276,706
   204,843                 IBM Corp.                                                 19,136,433
   780,780                 Intel Corp.                                               17,528,511
   21,665            2      Intuit, Inc.                                             844,935
   180,842           2      JDS Uniphase Corp.                                       387,002
   18,585            2      Jabil Circuit, Inc.                                      438,048
   23,225            2      KLA-Tencor Corp.                                         1,074,156
   46,014            2      LSI Logic Corp.                                          281,146
   15,418            2      Lexmark International Group, Class A                     1,285,090
   36,614                  Linear Technology Corp.                                   1,381,812
   519,288           2      Lucent Technologies, Inc.                                1,692,879
   21,122            2      MAPICS, Inc.                                             264,025
   24,695            2      META Group, Inc.                                         242,505
   38,541                  Maxim Integrated Products, Inc.                           1,503,484
   13,632            2      Mercury Interactive Corp.                                596,673
   78,498            2     Micron Technology, Inc.                                   817,164
   1,341,318               Microsoft Corp.                                           35,249,837
   18,481                  Molex, Inc.                                               530,774
   291,421                 Motorola, Inc.                                            4,586,967
   27,165            2      NASSDA Corp.                                             182,820
   22,474            2      NCR Corp.                                                768,161
   15,300            2      NVIDIA Corp.                                             350,676
   43,014            2      National Semiconductor Corp.                             728,227
   40,361            2      Network Appliance, Inc.                                  1,285,094
   47,423            2      Novell, Inc.                                             273,631
   21,721            2      Novellus Systems, Inc.                                   568,004
   632,113           2      Oracle Corp.                                             8,704,196
   21,895            2      PMC-Sierra, Inc.                                         225,081
   31,683            2      Parametric Technology Corp.                              180,593
   45,057                  Paychex, Inc.                                             1,373,788
   10,266            2      Qlogic Corp.                                             392,982
   200,878                 Qualcomm, Inc.                                            7,480,697
   14,986                  Sabre Group Holdings, Inc.                                316,205
   103,501           2      Sanmina-SCI Corp.                                        639,636
   18,980                  Scientific-Atlanta, Inc.                                  575,284
   55,982            2      Siebel Systems, Inc.                                     487,603
   106,205           2      Solectron Corp.                                          527,839
   409,586           2      Sun Microsystems, Inc.                                   1,785,795
   37,600            2      SunGard Data Systems, Inc.                               1,011,064
   69,278            2      Symantec Corp.                                           1,617,641
   27,841                  Symbol Technologies, Inc.                                 509,490
   25,554            2      Tecnomatix Technologies Ltd.                             428,285
   11,356                  Tektronix, Inc.                                           327,280
   53,987            2      Tellabs, Inc.                                            384,387
   22,801            2      Teradyne, Inc.                                           319,898
   212,791                 Texas Instruments, Inc.                                   4,938,879
   9,139             2      TippingPoint Technologies, Inc.                          429,624
   40,822            2      Unisys Corp.                                             320,453
   53,226            2      Vastera, Inc.                                            152,226
   21,360            2      Verisity Ltd.                                            247,776
   62,267            2      Veritas Software Corp.                                   1,601,507
   108,922           2      Xerox Corp.                                              1,729,681
   42,912                  Xilinx, Inc.                                              1,252,601
   168,188           2      Yahoo, Inc.                                              5,921,899
                           Total                                                     213,466,526
                           Materials--3.0%
   26,632                  Air Products & Chemicals, Inc.                            1,568,891
   3,800                   Alcan, Inc.                                               151,126
   99,948                  Alcoa, Inc.                                               2,949,465
   28,845                  Allegheny Technologies, Inc.                              692,280
   16,144                  Ball Corp.                                                689,672
   10,576                  Bemis Co., Inc.                                           306,704
   115,737                 Dow Chemical Co.                                          5,752,129
   122,706                 Du Pont (E.I.) de Nemours & Co.                           5,835,897
   5,596                   Eastman Chemical Co.                                      303,023
   34,906                  Ecolab, Inc.                                              1,174,587
   11,963                  Engelhard Corp.                                           359,488
   18,311                  Freeport-McMoRan Copper & Gold, Inc., Class B             674,028
   32,890                  Georgia-Pacific Corp.                                     1,055,769
   4,755                   Great Lakes Chemical Corp.                                125,770
   13,958            2      Hercules, Inc.                                           202,531
   13,042                  International Flavors & Fragrances, Inc.                  550,633
   47,426                  International Paper Co.                                   1,856,728
   15,382                  Louisiana-Pacific Corp.                                   393,779
   27,528                  MeadWestvaco Corp.                                        795,284
   42,277                  Monsanto Co.                                              2,288,454
   54,713                  Newmont Mining Corp.                                      2,275,514
   20,134                  Nucor Corp.                                               1,130,725
   19,942                  PPG Industries, Inc.                                      1,371,611
   18,008            2      Pactiv Corp.                                             399,958
   11,566                  Phelps Dodge Corp.                                        1,113,806
   38,290                  Praxair, Inc.                                             1,652,214
   25,058                  Rohm & Haas Co.                                           1,108,566
   10,625            2      Sealed Air Corp.                                         545,063
   9,880                   Sigma-Aldrich Corp.                                       620,958
   5,262                   Temple-Inland, Inc.                                       334,663
   11,410                  United States Steel Corp.                                 591,038
   11,206                  Vulcan Materials Co.                                      632,915
   37,920                  Weyerhaeuser Co.                                          2,366,208
                           Total                                                     41,869,477
                           Telecommunication Services--3.0%
   102,467                 AT&T Corp.                                                1,966,342
   36,565                  Alltel Corp.                                              2,012,538
   223,102                 BellSouth Corp.                                           5,854,196
   19,230                  CenturyTel, Inc.                                          626,898
   40,838                  Citizens Communications Co., Class B                      550,905
   142,287           2      NEXTEL Communications, Inc., Class A                     4,082,214
   223,272           2      Qwest Communications International, Inc.                 937,742
   409,747                 SBC Communications, Inc.                                  9,735,589
   170,625                 Sprint Corp.                                              4,065,994
   341,674                 Verizon Communications                                    12,160,178
   2,414             2      Western Wireless Corp., Class A                          91,201
                           Total                                                     42,083,797
                           Utilities--3.0%
   105,539           2      AES Corp.                                                1,482,823
   12,743            2      Allegheny Energy, Inc.                                   246,450
   21,857                  Ameren Corp.                                              1,095,473
   51,104                  American Electric Power Co., Inc.                         1,801,416
   20,292            2      CMS Energy Corp.                                         213,675
   39,246            2      Calpine Corp.                                            130,689
   39,414                  CenterPoint Energy, Inc.                                  443,408
   19,747                  Cinergy Corp.                                             795,607
   27,941                  Consolidated Edison Co.                                   1,225,772
   31,824                  Constellation Energy Group                                1,591,200
   21,567                  DTE Energy Co.                                            944,850
   41,007                  Dominion Resources, Inc.                                  2,845,066
   91,632                  Duke Energy Corp.                                         2,454,821
   50,858            2      Dynegy, Inc.                                             226,318
   42,558                  Edison International                                      1,381,858
   27,782                  Entergy Corp.                                             1,931,405
   83,138                  Exelon Corp.                                              3,678,857
   21,791                  FPL Group, Inc.                                           1,670,062
   38,684                  FirstEnergy Corp.                                         1,538,076
   20,656                  KeySpan Corp.                                             815,292
   2,889                   NICOR, Inc.                                               106,662
   24,380                  NiSource, Inc.                                            558,302
   77,536            2      P G & E Corp.                                            2,713,760
   19,787                  PPL Corp.                                                 1,068,498
   4,457                   Peoples Energy Corp.                                      190,893
   11,118                  Pinnacle West Capital Corp.                               463,621
   30,507                  Progress Energy, Inc.                                     1,349,935
   23,369                  Public Service Enterprises Group, Inc.                    1,232,715
   29,041                  Sempra Energy                                             1,080,906
   88,586                  Southern Co.                                              2,991,549
   24,588                  TECO Energy, Inc.                                         393,654
   27,358                  TXU Corp.                                                 1,893,174
   45,324                  Xcel Energy, Inc.                                         824,444
                           Total                                                     41,381,231
                           Total Common Stocks (identified cost
                           $640,266,859)                                             1,366,630,557
                           Preferred Stocks--0.1%
                           Energy--0.1%
   7,585                   Amerada-Hess Corp., Conv. Pfd. $3.50, Annual
                           Dividend                                                  585,941
   5,247                   Valero Energy Corp., Conv. Pfd. $0.50, Annual
                           Dividend                                                  272,041
                           Total preferred stocks (identified cost
                           $706,893)                                                 857,982
                           Corporate Bonds--0.0%
                           Healthcare--0.0%
   250,000                 Genzyme Corp., 1.25%, 12/1/2023                           265,133
                           Industrials--0.0%
   227,000                 Tyco International Group, Company Guarantee,
                           3.125%, 1/15/2023                                         382,257
                           Total Corporate Bonds (identified cost $583,871)          647,390
                           U.S. Treasury--0.4%3
   5,350,000               United States Treasury Bill, 4/14/2005
                           (IDENTIFIED COST $5,325,497)                              5,325,497
                           warrantS--0.0%
                           Information Technology--0.0%
   29,962            2     Lucent Technologies, Inc., Warrants (IDENTIFIED
                           COST $49,737)                                             34,906
                           Repurchase Agreement--1.3%
   18,660,000              Interest in $2,000,000,000 joint repurchase
                           agreement with Barclays Capital, Inc., 2.520%,
                           dated 1/31/2005, to be repurchased at
                           $18,661,306 on 2/1/2005, collateralized by U.S.
                           Government Agency Obligations with various
                           maturities to 5/15/2029, collateral market
                           value $2,040,143,633 (AT AMORTIZED COST)                  18,660,000
                           Total Investments--100.2%
                           (identified cost $665,592,857)4                           1,392,156,332
                           OTHER ASSETS AND LIABILITIES--NET--(0.2)%                 (2,618,932)
                           TOTAL NET ASSETS--100%                              $     1,389,537,400




1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $33,678,450 at January 31, 2005, which represents 2.4% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 100.9%.

2    Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts. At January 31, 2005, the Fund had the following open futures contracts:


                              Contracts                                Unrealized
  Expiration Date            to Receive              Position         Depreciation
     March 2005       114 S&P 500 Index Futures        Long            $(559,570)


4    The cost of investments for federal tax purposes  amounts to  $665,592,857.
     The net unrealized  depreciation for federal tax purpose was  $726,563,475.
     This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $734,968,388 and net unrealized depreciation from investments for those securities having as excess of cost over value of $8,404,913.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation

Listed equity  securities are valued at the last sale price or official  closing price reported on a national securities exchange.  If unavailable,  the security is generally  valued at the mean between the last closing bid and asked  prices.
Short-term  securities  are  valued at the  prices  provided  by an  independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of  purchase  may be valued at  amortized  cost,  which
approximates  fair  market  value.   Investments  in  other  open-end  regulated
investment  companies  are valued at net asset  value.  Securities  for which no quotations  are  readily  available  are valued at fair value as  determined  in accordance with procedures  established by and under general  supervision of the
Board of Trustees.








Federated Mid-Cap Index Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Shares                                                                        Value
                       Common Stocks--95.2%1
                       Consumer Discretionary--18.5%
   47,810         2     99 Cents Only Stores                               $     717,150
   58,826              Abercrombie & Fitch Co., Class A                          2,948,359
   48,900         2     Advance Auto Parts, Inc.                                 2,107,590
   38,900         2    Aeropostale, Inc.                                         1,081,031
   48,981              American Eagle Outfitters, Inc.                           2,488,235
   47,670              American Greetings Corp., Class A                         1,150,754
   48,600         2     AnnTaylor Stores Corp.                                   1,044,414
   58,366              Applebee's International, Inc.                            1,626,077
   45,113               ArvinMeritor, Inc.                                       858,951
   13,000              Bandag, Inc.                                              629,200
   46,550         2     Barnes & Noble, Inc.                                     1,522,185
   78,332              Belo (A.H.) Corp., Series A                               1,832,185
   27,800              Blyth Industries, Inc.                                    873,198
   24,000              Bob Evans Farms, Inc.                                     584,640
   52,702              Borders Group, Inc.                                       1,383,427
   38,088              BorgWarner, Inc.                                          2,044,945
   57,827              Boyd Gaming Corp.                                         2,301,515
   61,494         2     Brinker International, Inc.                              2,312,789
   33,144              CBRL Group, Inc.                                          1,362,550
   210,777        2    Caesars Entertainment, Inc.                               4,074,319
   54,100              Callaway Golf Co.                                         720,071
   71,713         2     CarMax, Inc.                                             2,074,657
   35,200              Catalina Marketing Corp.                                  904,640
   52,473         2     Cheesecake Factory, Inc.                                 1,698,551
   59,238         2     Chicos Fas, Inc.                                         3,120,658
   66,588              Claire's Stores, Inc.                                     1,373,710
   155,533             D. R. Horton, Inc.                                        6,187,103
   78,332         2     Dollar Tree Stores, Inc.                                 2,132,980
   37,700         2     Emmis Communications, Corp., Class A                     662,389
   34,769         2     Entercom Communication Corp.                             1,090,008
   114,700              Foot Locker, Inc.                                        3,087,724
   37,944              Furniture Brands International, Inc.                      899,273
   53,350              Gentex Corp.                                              1,804,830
   80,326              Gtech Holdings Corp.                                      1,878,022
   45,500              Harman International Industries, Inc.                     5,535,075
   55,938              Harte-Hanks                                               1,479,560
   41,388         2     Hovnanian Enterprises, Inc., Class A                     2,162,109
   34,731              International Speedway Corp., Class A                     1,907,427
   43,225         2     Krispy Kreme Doughnuts, Inc.                             379,515
   46,638              Lear Corp.                                                2,518,452
   30,756              Lee Enterprises, Inc.                                     1,370,180
   105,208             Lennar Corp., Class A                                     5,941,096
   45,925              Mandalay Resort Group                                     3,242,305
   16,150              Media General, Inc., Class A                              1,033,115
   92,938              Michaels Stores, Inc.                                     2,857,843
   23,500              Modine Manufacturing Co.                                  740,955
   44,588         2     Mohawk Industries, Inc.                                  3,946,484
   32,606              Neiman-Marcus Group, Inc., Class A                        2,181,341
   35,900         2     O'Reilly Automotive, Inc.                                1,641,707
   50,400              Outback Steakhouse, Inc.                                  2,320,920
   54,000         2     Pacific Sunwear of California                            1,322,460
   48,526         2     Payless ShoeSource, Inc.                                 573,092
   98,776              PetSmart, Inc.                                            2,985,998
   61,919              Pier 1 Imports, Inc.                                      1,096,585
   63,900              Readers Digest Association, Inc., Class A                 1,030,068
   30,150              Regis Corp. Minnesota                                     1,202,985
   54,357         2     Rent-A-Center, Inc.                                      1,331,203
   101,225             Ross Stores, Inc.                                         2,897,059
   44,613              Ruby Tuesday, Inc.                                        1,134,955
   32,400              Ryland Group, Inc.                                        2,101,788
   95,899         2     Saks, Inc.                                               1,364,643
   26,781         2     Scholastic Corp.                                         917,249
   39,600              Thor Industries, Inc.                                     1,368,180
   24,300         2     Timberland Co., Class A                                  1,597,482
   50,850         2     Toll Brothers, Inc.                                      3,969,859
   42,560              Tupperware Corp.                                          855,882
   56,500         2     Urban Outfitters, Inc.                                   2,376,955
   34,162         2     Valassis Communications, Inc.                            1,159,800
   6,388               Washington Post Co., Class B                              5,841,826
   68,231              Westwood One, Inc.                                        1,647,779
   79,151         2     Williams-Sonoma, Inc.                                    2,738,625
                       Total                                                     139,350,687
                       Consumer Staples--4.5%
   48,663         2     BJ's Wholesale Club, Inc.                                1,392,248
   42,105         2    Church and Dwight, Inc.                                   1,449,675
   72,201         2    Constellation Brands, Inc., Class A                       3,748,676
   102,356        2    Dean Foods Co.                                            3,606,002
   48,670         2     Energizer Holdings, Inc.                                 2,755,209
   94,114              Hormel Foods Corp.                                        2,964,591
   23,049              Lancaster Colony Corp.                                    975,203
   94,051               PepsiAmericas, Inc.                                      1,998,584
   31,500              Ruddick Corp.                                             664,650
   76,207         2     Smithfield Foods, Inc.                                   2,306,786
   40,044              Smucker (J.M.) Co.                                        1,868,053
   35,619              Tootsie Roll Industries, Inc.                             1,145,863
   239,173             Tyson Foods, Inc., Class A                                4,106,600
   18,337              Universal Corp.                                           866,607
   41,719              Whole Foods Market, Inc.                                  3,730,513
                       Total                                                     33,579,260
                       Energy--7.0%
   37,706         2     Cooper Cameron Corp.                                     2,126,995
   102,788             ENSCO International, Inc.                                 3,518,433
   46,341         2     FMC Technologies, Inc.                                   1,419,425
   39,388              Forest Oil Corp.                                          1,326,982
   79,367         2     Grant Prideco, Inc.                                      1,555,593
   51,900         2     Hanover Compressor Co.                                   735,942
   34,357              Helmerich & Payne, Inc.                                   1,302,130
   62,575              Murphy Oil Corp.                                          5,586,696
   57,845         2     National-Oilwell, Inc.                                   2,133,324
   42,800         2     Newfield Exploration Co.                                 2,619,360
   39,744               Noble Energy, Inc.                                       2,351,652
   27,113              Overseas Shipholding Group, Inc.                          1,513,176
   115,688             Patterson-UTI Energy, Inc.                                2,250,132
   100,551             Pioneer Natural Resources, Inc.                           3,860,153
   52,449         2    Plains Exploration & Production Co.                       1,509,482
   42,157              Pogo Producing Co.                                        1,792,937
   92,538         2     Pride International, Inc.                                2,164,464
   72,001         2     Smith International, Inc.                                4,262,459
   41,225              Tidewater, Inc.                                           1,597,881
   66,426         2     Varco International, Inc.                                2,033,300
   92,560         2    Weatherford International Ltd.                            5,023,231
   50,788              Western Gas Resources, Inc.                               1,546,495
                       Total                                                     52,230,242
                       Financials--17.1%
   56,257              AMB Property Corp.                                        2,094,448
   36,200         2     Allmerica Financial Corp.                                1,181,930
   26,600               AmerUs Group Co.                                         1,185,562
   50,144              American Financial Group, Inc.                            1,543,934
   105,276        2     Americredit Corp.                                        2,584,526
   88,522              Associated Banc Corp.                                     2,923,882
   53,001              Astoria Financial Corp.                                   1,994,958
   37,463              Bank of Hawaii Corp.                                      1,794,852
   119,576             Banknorth Group, Inc.                                     4,287,995
   57,250              Berkley, W. R. Corp.                                      2,730,825
   44,938              Brown & Brown                                             1,944,018
   33,794              City National Corp.                                       2,358,483
   83,482              Colonial BancGroup, Inc.                                  1,684,667
   52,638              Commerce Bancorp, Inc.                                    3,028,790
   35,100              Cullen Frost Bankers, Inc.                                1,648,296
   75,800              Developers Diversified Realty                             3,013,050
   88,612              Eaton Vance Corp.                                         2,217,958
   53,406              Edwards(AG), Inc.                                         2,278,300
   38,157              Everest Re Group Ltd.                                     3,315,843
   117,763             Fidelity National Financial, Inc.                         5,160,375
   60,108              First American Financial Corp.                            2,222,794
   57,731              FirstMerit Corp.                                          1,529,871
   33,325              GATX Corp.                                                992,418
   59,907              Gallagher (Arthur J.) & Co.                               1,776,242
   36,938              Greater Bay Bancorp                                       1,007,299
   44,075              HCC Insurance Holdings, Inc.                              1,448,745
   105,671             Hibernia Corp., Class A                                   2,781,261
   39,000              Highwoods Properties, Inc.                                955,500
   29,100              Horace Mann Educators Corp.                               536,022
   44,362              Hospitality Properties Trust                              1,892,039
   57,098              Independence Community Bank                               2,243,951
   41,831              IndyMac Bancorp, Inc.                                     1,546,074
   45,657              Investors Financial Services Corp.                        2,301,569
   38,500              Jefferies Group, Inc.                                     1,501,500
   40,138              Labranche & Co. Inc.                                      400,577
   68,275              Legg Mason, Inc.                                          5,272,878
   69,778              Leucadia National Corp.                                   2,526,661
   57,550              Liberty Property Trust                                    2,247,327
   42,007              Mack-Cali Realty Corp.                                    1,763,454
   53,788              Mercantile Bankshares Corp.                               2,723,286
   65,900               Moneygram International, Inc.                            1,278,460
   69,600              New Plan Excel Realty Trust                               1,758,792
   180,140             New York Community Bancorp, Inc.                          3,211,896
   43,800         2     Ohio Casualty Corp.                                      1,006,962
   123,951             Old Republic International Corp.                          2,875,663
   63,975              PMI Group, Inc.                                           2,544,286
   46,144              Protective Life Corp.                                     1,899,287
   62,182              Radian Group, Inc.                                        2,981,005
   47,000              Raymond James Financial, Inc.                             1,464,990
   33,775              Rayonier, Inc.                                            1,502,987
   70,101              SEI Investments, Co.                                      2,618,973
   24,988              Silicon Valley Bancshares                                 1,090,476
   19,544              StanCorp Financial Group, Inc.                            1,661,240
   96,114              TCF Financial Corp.                                       2,701,764
   91,527              United Dominion Realty Trust, Inc.                        2,033,730
   45,831              Unitrin, Inc.                                             1,962,942
   52,675              Waddell & Reed Financial, Inc., Class A                   1,152,002
   53,361              Washington Federal, Inc.                                  1,390,054
   34,300              Webster Financial Corp. Waterbury                         1,538,355
   62,600              Weingarten Realty Investors                               2,237,950
   20,800              WestAmerica Bancorp.                                      1,079,936
   45,119              Wilmington Trust Corp.                                    1,568,788
                       Total                                                     128,202,698
                       Healthcare--10.6%
   33,625         2     Apria Healthcare Group, Inc.                             1,102,900
   71,716         2     Barr Laboratories, Inc.                                  3,410,096
   42,525              Beckman Coulter, Inc.                                     2,849,175
   38,300         2     Cephalon, Inc.                                           1,884,360
   43,769         2     Charles River Laboratories International, Inc.           2,073,775
   64,663         2     Community Health Systems, Inc.                           1,873,934
   42,619         2     Covance, Inc.                                            1,811,308
   72,057         2     Coventry Health Care, Inc.                               4,100,018
   75,600         2     Cytyc Corp.                                              1,893,780
   54,763              Dentsply International, Inc.                              3,070,561
   40,813         2     Edwards Lifesciences Corp.                               1,661,089
   34,700         2    Gen-Probe, Inc.                                           1,693,707
   76,484         2    Health Net, Inc.                                          2,224,920
   30,394         2     Henry Schein, Inc.                                       2,068,616
   41,725              Hillenbrand Industries, Inc.                              2,266,919
   26,400         2     INAMED Corp.                                             1,826,880
   37,600         2     Invitrogen Corp.                                         2,583,496
   169,722             Ivax Corp.                                                2,550,922
   26,650         2     LifePoint Hospitals, Inc.                                1,007,370
   67,994         2     Lincare Holdings, Inc.                                   2,821,751
   208,552        2     Millennium Pharmaceuticals, Inc.                         1,920,764
   68,794              Omnicare, Inc.                                            2,115,416
   57,596         2     PacifiCare Health Systems, Inc.                          3,543,882
   23,062         2    Par Pharmaceutical Cos., Inc.                             874,050
   92,488         2    Patterson Cos., Inc.                                      4,308,091
   48,088              Perrigo Co.                                               824,709
   64,732         2     Protein Design Laboratories, Inc.                        1,305,644
   46,950         2     Renal Care Group, Inc.                                   1,791,612
   71,757         2     Sepracor, Inc.                                           4,103,065
   45,500         2     Steris Corp.                                             1,079,260
   28,100         2     Techne Corp.                                             979,847
   52,243         2     Triad Hospitals, Inc.                                    2,125,768
   39,669              Universal Health Services, Inc., Class B                  1,707,354
   55,700         2     VCA Antech, Inc.                                         1,033,235
   31,900         2     VISX, Inc.                                               857,472
   57,800               Valeant Pharmaceuticals International                    1,443,266
   93,726              Varian Medical Systems, Inc.                              3,536,282
   23,569         2     Varian, Inc.                                             941,110
   53,227         2     Vertex Pharmaceuticals, Inc.                             541,319
                       Total                                                     79,807,723
                       Industrials--12.2%
   60,857         2     AGCO Corp.                                               1,249,394
   46,412              AMETEK, Inc.                                              1,772,938
   67,700               Adesa, Inc.                                              1,399,359
   63,600         2     AirTran Holdings, Inc.                                   543,144
   18,300         2     Alaska Air Group, Inc.                                   545,157
   30,250              Alexander and Baldwin, Inc.                               1,391,500
   25,600         2     Alliant Techsystems, Inc.                                1,704,448
   18,281              Banta Corp.                                               791,750
   38,650               Brinks Co. (The)                                         1,368,597
   58,944              C.H. Robinson Worldwide, Inc.                             3,035,616
   34,000              CNF Transportation, Inc.                                  1,594,940
   69,094         2     Career Education Corp.                                   2,783,797
   21,644              Carlisle Cos., Inc.                                       1,365,087
   60,283         2     ChoicePoint, Inc.                                        2,773,018
   61,282         2     Copart, Inc.                                             1,408,260
   62,076         2     Corinthian Colleges, Inc.                                1,193,721
   35,794              Crane Co.                                                 1,020,129
   47,844         2     DeVRY, Inc.                                              848,753
   38,270              Deluxe Corp.                                              1,464,593
   57,476              Donaldson Co., Inc.                                       1,792,102
   48,006         2     Dun & Bradstreet Corp.                                   2,789,149
   32,806         2     Dycom Industries, Inc.                                   891,339
   49,357         2     Education Management Corp.                               1,576,463
   72,113              Expeditors International Washington, Inc.                 4,048,424
   52,356              Fastenal Co.                                              3,148,166
   35,526              Federal Signal Corp.                                      587,245
   35,638         2     Flowserve Corp.                                          889,168
   47,162              Graco, Inc.                                               1,681,325
   28,125              Granite Construction, Inc.                                700,313
   39,288               HNI Corp.                                                1,585,271
   28,044              Harsco Corp.                                              1,530,922
   39,324              Hubbell, Inc., Class B                                    1,947,324
   54,688              Hunt (J.B.) Transportation Services, Inc.                 2,412,835
   31,144              ITT Educational Services, Inc.                            1,529,793
   38,851              Jacobs Engineering Group, Inc.                            1,973,242
   70,726         2    Jet Blue Airways Corp.                                    1,399,668
   23,975              Kelly Services, Inc., Class A                             697,673
   25,862              Kennametal, Inc.                                          1,265,686
   26,400         2     Korn/Ferry International                                 520,872
   32,856         2     Laureate Education, Inc.                                 1,457,492
   60,000              Manpower, Inc.                                            2,919,000
   50,432              Miller Herman, Inc.                                       1,347,543
   23,882              Nordson Corp.                                             898,680
   68,326              Pentair, Inc.                                             3,028,208
   42,400              Precision Castparts Corp.                                 2,980,720
   79,832         2     Quanta Services, Inc.                                    597,143
   104,814             Republic Services, Inc.                                   3,455,718
   31,050              Rollins, Inc.                                             770,040
   51,744              SPX Corp.                                                 2,168,074
   6,200               Sequa Corp., Class A                                      364,250
   42,438         2     Sothebys Holdings, Inc., Class A                         761,338
   30,769         2     Stericycle, Inc.                                         1,582,450
   49,782         2     Swift Transportation Co.                                 1,110,139
   13,300              Tecumseh Products Co., Class A                            540,379
   27,362              Teleflex, Inc.                                            1,388,622
   40,986              Thomas & Betts Corp.                                      1,197,201
   32,050              Trinity Industries, Inc.                                  969,513
   52,869         2     United Rentals, Inc.                                     899,302
   53,931              Werner Enterprises, Inc.                                  1,149,809
   27,500              York International Corp.                                  998,800
                       Total                                                     91,805,602
                       Information Technology--13.2%
   260,041        2     3Com Corp.                                               954,350
   94,150         2     Activision, Inc.                                         2,127,790
   59,057              Acxiom Corp.                                              1,363,036
   53,750              Adtran, Inc.                                              962,663
   22,400         2     Advent Software, Inc.                                    431,200
   56,900         2     Alliance Data Systems Corp.                              2,470,598
   62,900         2     Amphenol Corp., Class A                                  2,473,857
   76,719              Arrow Electronics, Inc.                                   1,811,336
   41,538         2    Ascential Software Corp.                                  594,409
   323,604        2     Atmel Corp.                                              990,228
   81,745         2     Avnet, Inc.                                              1,464,870
   33,875         2    Avocent Corp.                                             1,236,776
   81,300         2     Bisys Group, Inc.                                        1,249,581
   57,657               CDW Corp.                                                3,372,935
   37,000         2     CSG Systems International, Inc.                          670,440
   16,679         2     Cabot Microelectronics Corp.                             507,542
   183,277        2     Cadence Design Systems, Inc.                             2,443,082
   100,870        2    Ceridian Corp.                                            1,785,399
   43,175               Certegy, Inc.                                            1,511,125
   55,638         2     Checkfree Corp.                                          2,169,882
   89,400         2     Cognizant Technology Solutions Corp.                     3,388,260
   41,144         2     CommScope, Inc.                                          618,394
   65,088         2     Credence Systems Corp.                                   520,704
   51,200         2    Cree, Inc.                                                1,230,336
   86,058         2     Cypress Semiconductor Corp.                              981,061
   58,238         2     DST Systems, Inc.                                        2,823,378
   48,944              Diebold, Inc.                                             2,635,145
   48,832              Fair Isaac & Co., Inc.                                    1,687,146
   78,132         2    Fairchild Semiconductor International, Inc.,
                       Class A                                                   1,114,944
   8,161          2     Gartner Group, Inc., Class A                             92,219
   65,400         2     Gartner Group, Inc., Class B                             727,248
   44,113              Harris Corp.                                              2,857,199
   58,408              Henry Jack & Associates, Inc.                             1,214,302
   24,169              Imation Corp.                                             833,589
   49,038         2     Integrated Circuit System, Inc.                          931,722
   71,758         2     Integrated Device Technology, Inc.                       842,439
   44,931         2     International Rectifier Corp.                            1,759,049
   102,413             Intersil Holding Corp.                                    1,518,785
   42,838              Keane, Inc.                                               559,893
   58,594         2     Kemet Corp.                                              495,119
   39,800         2     LTX Corp.                                                231,238
   92,138         2     Lam Research Corp.                                       2,465,613
   76,413         2     Lattice Semiconductor Corp.                              343,094
   67,395         2    MPS Group, Inc.                                           760,890
   47,726         2     Macromedia, Inc.                                         1,634,138
   33,306         2     Macrovision Corp.                                        777,029
   114,482        2     McAfee, Inc.                                             2,959,360
   72,300         2     McData Corp., Class A                                    303,660
   47,319         2     Mentor Graphics Corp.                                    659,154
   63,713         2     Micrel, Inc.                                             550,480
   143,620             Microchip Technology, Inc.                                3,741,301
   51,550              National Instruments Corp.                                1,409,377
   26,600         2     Newport Corp.                                            345,800
   32,662              Plantronics, Inc.                                         1,215,353
   27,800         2     Plexus Corp.                                             320,256
   66,131         2     Polycom, Inc.                                            1,142,744
   70,500         2     Powerwave Technologies, Inc.                             554,835
   129,051        2     RF Micro Devices, Inc.                                   705,909
   45,651         2     RSA Security, Inc.                                       803,914
   38,100         2     Retek, Inc.                                              239,268
   44,238              Reynolds & Reynolds Co., Class A                          1,206,370
   110,814        2     Sandisk Corp.                                            2,737,106
   51,150         2     Semtech Corp.                                            940,137
   35,625         2     Silicon Laboratories, Inc.                               1,214,813
   74,479         2     Storage Technology Corp.                                 2,345,344
   65,575         2     Sybase, Inc.                                             1,276,745
   106,239        2     Synopsys, Inc.                                           1,806,063
   39,400         2     Tech Data Corp.                                          1,655,982
   49,944         2     Titan Corp.                                              839,059
   25,500         2     Transaction Systems Architects, Inc., Class A            541,620
   90,525         2     Triquint Semiconductor, Inc.                             305,975
   78,100         2     UTStarcom, Inc.                                          1,283,183
   113,009        2     Vishay Intertechnology, Inc.                             1,477,028
   55,700         2     Wind River Systems, Inc.                                 699,035
   48,384         2     Zebra Technologies Corp., Class A                        2,464,197
                       Total                                                     99,378,101
                       Materials--5.0%
   48,244              Airgas, Inc.                                              1,134,699
   28,181              Albemarle Corp.                                           989,435
   41,600              Arch Coal, Inc.                                           1,520,480
   38,313              Bowater, Inc.                                             1,455,894
   42,200              Cabot Corp.                                               1,477,000
   77,999               Crompton Corp.                                           908,688
   26,626              Cytec Industries, Inc.                                    1,357,926
   24,181         2     FMC Corp.                                                1,141,101
   28,519              Ferro Corp.                                               565,532
   29,800              Glatfelter (P.H.) Co.                                     404,684
   34,800         2     Longview Fibre Co.                                       540,444
   36,800              Lubrizol Corp.                                            1,325,904
   174,039             Lyondell Chemical Co.                                     5,120,227
   31,445              Martin Marietta Materials                                 1,698,659
   14,700              Minerals Technologies, Inc.                               918,456
   46,894              Olin Corp.                                                1,044,329
   73,251              Packaging Corp. of America                                1,634,230
   44,113               Peabody Energy Corp.                                     3,738,577
   21,038              Potlatch Corp.                                            968,169
   79,069              RPM, Inc.                                                 1,393,986
   22,300         2     Scotts Co.                                               1,515,508
   33,975              Sensient Technologies Corp.                               772,931
   66,523              Sonoco Products Co.                                       1,726,937
   31,200              Steel Dynamics, Inc.                                      1,179,360
   34,888              Valspar Corp.                                             1,709,512
   55,681              Worthington Industries, Inc.                              1,140,347
                       Total                                                     37,383,015
                       Telecommunication Services--0.5%
   156,890        2    Cincinnati Bell, Inc.                                     666,783
   38,988              Telephone and Data System, Inc.                           3,209,492
                       Total                                                     3,876,275
                       Utilities--6.6%
   51,432              AGL Resources, Inc.                                       1,782,119
   72,513              Alliant Energy Corp.                                      1,994,108
   62,151              Aqua America, Inc.                                        1,493,489
   121,600        2     Aquila, Inc.                                             449,920
   22,069              Black Hills Corp.                                         657,436
   88,613              DPL, Inc.                                                 2,303,052
   52,100              Duquesne Light Holdings, Inc.                             966,976
   98,500              Energy East Corp.                                         2,580,700
   43,050              Equitable Resources, Inc.                                 2,455,572
   51,844              Great Plains Energy, Inc.                                 1,571,392
   58,324              Hawaiian Electric Industries, Inc.                        1,697,812
   28,206              Idacorp, Inc.                                             854,360
   75,976              MDU Resources Group, Inc.                                 2,031,598
   36,188              NSTAR                                                     2,036,661
   55,363              National Fuel Gas Co.                                     1,561,237
   87,245              Northeast Utilities Co.                                   1,631,482
   59,657              OGE Energy Corp.                                          1,560,031
   69,282              ONEOK, Inc.                                               1,919,111
   44,143               PNM Resources, Inc.                                      1,113,728
   126,257              Pepco Holdings, Inc.                                     2,758,715
   67,457              Puget Energy, Inc.                                        1,620,317
   57,188              Questar Corp.                                             2,905,150
   74,445              SCANA Corp.                                               2,907,077
   84,370         2     Sierra Pacific Resources                                 830,201
   48,704              Vectren Corp.                                             1,344,717
   31,300              WGL Holdings, Inc.                                        950,268
   24,357              WPS Resources Corp.                                       1,244,643
   59,226               Westar Energy, Inc.                                      1,379,966
   81,145              Wisconsin Energy Corp.                                    2,773,536
                       Total                                                     49,375,374
                       Total Common Stocks (identified cost
                       $565,946,080)                                             714,988,977
                       U.S. Treasury--0.8%
   6,335,000      3    United States Treasury Bill, 4/14/2005
                       (IDENTIFIED COST $ 6,305,986)                             6,305,986
                       Repurchase Agreement--4.3%
   32,306,000          Interest in $2,000,000,000 joint repurchase
                       agreement with Barclays Capital, Inc., 2.52%,
                       dated 1/31/2005 to be repurchased at $32,308,261
                       on 2/1/2005, collateralized by U.S. Government
                       Agency Obligations with various maturities to
                       5/15/2029, collateral market value
                       $2,040,143,633 (AT NET ASSET VALUE)                       32,306,000
                       Total Investments -
                       100.3%
                        (identified cost $604,558,066)4                          753,600,963
                       other assets and liabilities - net - (0.3)%               (2,318,268)
                       total net assets - 100%                             $     751,282,695

1    The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions,  dividend and capital gain  payments to  shareholders  and corporate  actions  while  maintaining exposure to the index and  minimizing  trading costs.  The underlying  face amount, at value, of open index futures contracts is $38,175,950 at January
     31,  2005,  which  represents  5.1%  of  total  net  assets.   Taking  into
     consideration  these open index  futures  contracts,  the Fund's  effective total  exposure to the index is 100.3%.  At January 31, 2005,  the Fund had the following open futures contracts:



Expiration Date   Contracts to Receive          Position          Unrealized Depreciation
-----------------------------------------------------------------------------------------
March 2005        118 S&P 400 Mid Cap Futures   Long                (380,215)


2    Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4    The cost of investments for federal tax purposes  amounts to  $604,558,066.
     The net unrealized appreciation of investments for federal tax purposes was
     $149,042,897. This consists of net unrealized appreciation from investments for those  securities  having an excess of value over cost of  $188,013,428 and net  unrealized  depreciation  from  investments  for those  securities having an excess of cost over value of $38,970,531.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other-end regulated investment companies are valued t net asset value.
Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.








Federated Mini-Cap Index Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Shares                                                                        Value
                        Common Stocks --96.5%1
                        Consumer Discretionary--14.3%
   600           2      1-800 CONTACTS, Inc.                                  $     13,914
   1,979         2      1-800-FLOWERS.COM, Inc.                                     14,546
   1,251         2      4 Kids Entertainment, Inc.                                  23,056
   4,300         2      99 Cents Only Stores                                        64,500
   1,400         2      A.C. Moore Arts & Crafts, Inc.                              38,556
   3,125                ADVO, Inc.                                                  114,937
   3,486                Aaron Rents, Inc.                                           74,043
   1,500                Action Performance Cos., Inc.                               15,750
   1,326                Advanced Marketing Services, Inc.                           12,265
   5,000         2      Aeropostale, Inc.                                           138,950
   531           2      Aftermarket Technology Co.                                  7,784
   5,600         2      Alliance Gaming Corp.                                       55,832
   3,500         2      Alloy Online, Inc.                                          24,745
   500                  Ambassadors Group, Inc.                                     17,000
   600           2      America's Car-Mart, Inc.                                    22,200
   5,700                American Greetings Corp., Class A                           137,598
   1,300                Ameristar Casinos, Inc.                                     56,849
   2,082                Applica, Inc.                                               11,243
   2,300                Arbitron, Inc.                                              94,070
   1,629                Arctic Cat, Inc.                                            41,295
   2,340         2      Argosy Gaming Corp.                                         108,085
   6,300                ArvinMeritor, Inc.                                          119,952
   900           2      Asbury Automotive Group, Inc.                               15,192
   400           2      Avatar Holdings, Inc.                                       19,216
   2,917         2      Aztar Corp.                                                 94,015
   1,000         2      BJ's Restaurants, Inc.                                      15,490
   1,196                Bandag, Inc.                                                57,886
   1,000                Bassett Furniture Industries, Inc.                          18,850
   493           2      Beasley Broadcast Group, Inc., Class A                      8,144
   1,190                Beazer Homes USA, Inc.                                      176,715
   1,600                Big 5 Sporting Goods Corp.                                  43,808
   700                  Blair Corp.                                                 27,034
   600           2      Blue Nile, Inc.                                             16,800
   1,200         2      Bluegreen Corp.                                             25,620
   2,600                Blyth Industries, Inc.                                      81,666
   3,463                Bob Evans Farms, Inc.                                       84,359
   3,200         2      Bombay Co., Inc.                                            18,816
   1,000                Bon-Ton Stores, Inc.                                        15,730
   3,296                Boyd Gaming Corp.                                           131,181
   1,200                Brookfield Homes Corp.                                      42,840
   1,950         2      Brookstone, Inc.                                            29,250
   1,739                Brown Shoe Co., Inc.                                        50,361
   724                  Buckle, Inc.                                                20,714
   600           2      Buffalo Wild Wings, Inc.                                    24,294
   1,500                Building Materials Holding Corp.                            55,395
   1,656                Burlington Coat Factory Warehouse                           42,741
   4,400                CBRL Group, Inc.                                            180,884
   3,350         2      CEC Entertainment, Inc.                                     131,119
   4,500         2      CKE Restaurants, Inc.                                       65,250
   4,294         2      CSK Auto Corp.                                              67,716
   678                  CSS Industries, Inc.                                        21,825
   1,400         2      Cache, Inc.                                                 20,902
   1,300         2      California Pizza Kitchen, Inc.                              33,033
   5,700                Callaway Golf Co.                                           75,867
   500                  Carmike Cinemas, Inc.                                       17,715
   300           2      Carter's, Inc.                                              10,968
   2,800         2      Casual Male Retail Group, Inc.                              15,652
   4,700                Catalina Marketing Corp.                                    120,790
   1,725                Cato Corp., Class A                                         52,440
   6,398         2      Champion Enterprises, Inc.                                  69,034
   1,200         2      Charlotte Russe Holdings, Inc.                              12,864
   10,371        2      Charming Shoppes, Inc.                                      86,079
   24,300        2      Charter Communications, Inc., Class A                       39,123
   600                  Cherokee, Inc.                                              20,622
   1,521         2      Children's Place Retail Stores, Inc.                        57,707
   3,425                Christopher & Banks Corp.                                   60,862
   585                  Churchill Downs, Inc.                                       23,429
   1,000         2      Circle Group Holdings, Inc.                                 1,130
   1,325                Coachmen Industries, Inc.                                   19,835
   2,243         2      Coldwater Creek, Inc.                                       61,189
   3,456         2      Collins & Aikman Corp.                                      11,958
   200           2      Conn's, Inc.                                                3,310
   6,700                Cooper Tire & Rubber Co.                                    144,787
   1,300         2      Cosi, Inc.                                                  7,800
   2,250         2      Cost Plus, Inc.                                             59,017
   600                  Courier Corp.                                               31,350
   1,471         2      Crown Media Holdings, Inc., Class A                         13,945
   4,118         2      Cumulus Media, Inc., Class A                                56,993
   2,400         2      DHB Industries, Inc.                                        36,456
   1,200         2      Dave & Buster's, Inc.                                       22,524
   400                  Deb Shops, Inc.                                             10,960
   600           2      Deckers Outdoor Corp.                                       23,262
   1,200         2      Department 56, Inc.                                         19,296
   2,700         2      Dick's Sporting Goods, Inc.                                 91,800
   400           2      Dominion Homes, Inc.                                        8,840
   1,250         2      Domino's Pizza, Inc.                                        20,850
   947                  Dover Downs Gaming & Entertainment, Inc.                    12,974
   1,469                Dover Motorsports, Inc.                                     8,843
   1,934         2      Dress Barn, Inc.                                            37,017
   1,000         2      Drew Industries, Inc.                                       37,380
   3,200         2      Drugstore.com, Inc.                                         9,136
   3,400         2      Emmis Communications, Corp., Class A                        59,738
   400           2      Empire Resorts, Inc.                                        4,148
   3,900         2      Entravision Communications Corp.                            31,200
   400                  Escalade, Inc.                                              5,432
   3,000                Ethan Allen Interiors, Inc.                                 105,720
   2,100         2      Exide Corp.                                                 26,880
   100           2      F.A.O., Inc.                                                0
   2,900                Finish Line, Inc., Class A                                  58,870
   500           2      Fisher Communications, Inc.                                 25,025
   4,774         2      Fleetwood Enterprises, Inc.                                 41,916
   4,303                Freds, Inc.                                                 70,870
   4,700                Furniture Brands International, Inc.                        111,390
   1,500         2      GSI Commerce, Inc.                                          20,955
   1,296         2      Game Group PLC                                              45,477
   3,500         2      GameStop Corp.                                              67,900
   200           2      Gander Mountain, CO                                         1,736
   2,678         2      Gaylord Entertainment Co.                                   105,111
   1,954         2      Genesco, Inc.                                               56,549
   1,900                Goody's Family Clothing, Inc.                               17,689
   13,700        2      Goodyear Tire & Rubber Co.                                  211,528
   4,100                Gray Television, Inc.                                       59,286
   96                   Grey Global Group, Inc.                                     104,640
   1,645         2      Group 1 Automotive, Inc.                                    48,149
   1,145         2      Guess ?, Inc.                                               16,259
   1,597         2      Guitar Center, Inc.                                         91,428
   3,100         2      Gymboree Corp.                                              39,928
   2,500                Hancock Fabrics, Inc.                                       22,450
   2,129                Handleman Co.                                               41,409
   4,400         2      Harris Interactive, Inc.                                    32,824
   1,100         2      Hartmarx Corp.                                              9,405
   1,548                Haverty Furniture Cos., Inc.                                27,709
   3,300         2      Hayes Lemmerz International, Inc.                           26,466
   2,625         2      Hibbett Sporting Goods, Inc.                                67,725
   6,100                Hollinger International, Inc.                               88,877
   4,731         2      Hollywood Entertainment Corp.                               66,754
   200                  Hooker Furniture Corp.                                      4,666
   4,266         2      Hot Topic, Inc.                                             82,675
   1,795                IHOP Corp.                                                  77,418
   4,500         2      Insight Communication Co.                                   45,495
   4,996         2      Insight Enterprises, Inc.                                   96,673
   3,100         2      Interactive Data Corp.                                      66,092
   4,005         2      Interface, Inc.                                             37,767
   1,823         2      Isle of Capri Casinos, Inc.                                 46,341
   1,950         2      J. Jill Group, Inc.                                         28,197
   2,943         2      JAKKS Pacific, Inc.                                         64,216
   3,337         2      Jack in the Box, Inc.                                       115,393
   2,850         2      Jarden Corp.                                                131,100
   1,640         2      Jo-Ann Stores, Inc.                                         44,952
   562           2      Jos A. Bank Clothiers, Inc.                                 16,129
   1,400                Journal Communications, Inc., Class A                       24,010
   3,719         2      Journal Register Co.                                        67,425
   2,600                K-Swiss, Inc., Class A                                      78,650
   2,900         2      K2, Inc.                                                    40,774
   2,339                Kellwood Co.                                                67,691
   869                  Kenneth Cole Productions, Inc., Class A                     23,194
   1,200         2      Keystone Automotive Industries, Inc.                        26,400
   1,896                Kimball International, Inc., Class B                        27,473
   1,500         2      Kirkland's, Inc.                                            15,585
   4,600         2      Krispy Kreme Doughnuts, Inc.                                40,388
   1,000         2      LKQ Corp.                                                   16,730
   16,968        2      La Quinta Properties, Inc.                                  147,452
   4,700                La-Z Boy Chair Co.                                          65,518
   2,000         2      Lakes Gaming, Inc.                                          28,500
   2,163                Landry's Seafood Restaurants, Inc.                          60,997
   2,400         2      Leapfrog Enterprises, Inc.                                  31,800
   1,425                Levitt Corp.                                                41,895
   1,449                Libbey, Inc.                                                34,747
   1,390                Liberty Corp.                                               55,100
   750           2      Life Time Fitness, Inc.                                     19,612
   600                  Lifetime Hoan Corp.                                         9,036
   2,100         2      Lin TV Corp., Class A                                       39,081
   4,082         2      Linens 'N Things, Inc.                                      105,724
   1,300                Lithia Motors, Inc., Class A                                35,334
   1,058         2      Lodgenet Entertainment                                      19,097
   1,909                Lone Star Steakhouse & Saloon                               52,497
   1,100                M/I Schottenstein Homes, Inc.                               62,480
   3,000         2      MTR Gaming Group, Inc.                                      35,760
   2,100         2      Magna Entertainment Corp., Class A                          11,655
   1,717                Marcus Corp.                                                42,788
   800                  Marine Products Corp.                                       20,264
   900           2      MarineMax, Inc.                                             28,314
   496           2      Martha Stewart Living Omnimedia                             16,269
   5,700         2      Mediacom Communications Corp.                               34,086
   2,831         2      Mens Wearhouse, Inc.                                        94,187
   2,000                Meritage Corp.                                              129,300
   1,789         2      Midas, Inc.                                                 35,852
   2,221                Modine Manufacturing Co.                                    70,028
   2,379                Monaco Coach Corp.                                          44,035
   900           2      Monro Muffler Brake, Inc.                                   23,346
   1,400                Movado Group, Inc.                                          25,522
   3,175                Movie Gallery, Inc.                                         66,516
   2,600         2      Multimedia Games, Inc.                                      22,906
   436                  National Presto Industries, Inc.                            18,835
   2,500         2      Navarre Corp.                                               30,937
   1,300         2      Navigant International, Inc.                                16,861
   1,600         2      Nexstar Broadcasting Group, Inc., Class A                   13,824
   900                  Noble International Ltd.                                    21,375
   2,121         2      O' Charleys, Inc.                                           39,101
   1,800                Oakley, Inc.                                                23,094
   200                  Orleans Homebuilders, Inc.                                  3,870
   1,159                OshKosh B'Gosh, Inc., Class A                               22,543
   1,100         2      Overstock.com, Inc.                                         57,387
   1,300                Oxford Industries, Inc.                                     48,334
   2,010         2      P. F. Chang's China Bistro, Inc.                            111,736
   1,100         2      PC Mall, Inc.                                               18,172
   1,243         2      Palm Harbor Homes, Inc.                                     18,111
   2,400         2      Panera Bread Co.                                            122,400
   1,453         2      Papa Johns International, Inc.                              46,743
   1,100         2      Party City Corp.                                            14,091
   6,243         2      Paxson Communications Corp.                                 10,239
   5,800         2      Payless ShoeSource, Inc.                                    68,498
   3,320         2      Penn National Gaming, Inc.                                  217,759
   5,156                Pep Boys-Manny Moe & Jack                                   88,786
   900           2      Perry Ellis International, Inc.                             18,990
   1,600         2      PetMed Express, Inc.                                        12,160
   2,195                Phillips Van Heusen Corp.                                   59,726
   3,611                Pinnacle Entertainment, Inc.                                65,179
   1,440         2      Playboy Enterprises, Inc., Class B                          18,000
   2,150         2      Priceline.com, Inc.                                         48,568
   11,900        2      Primedia, Inc.                                              46,172
   2,116         2      ProQuest Co.                                                66,696
   100           2      Provide Commerce, Inc.                                      3,449
   817                  Pulitzer, Inc.                                              51,847
   4,968         2      Quiksilver, Inc.                                            148,394
   2,057         2      R.H. Donnelley Corp.                                        121,774
   1,400         2      RC2 Corp.                                                   40,530
   2,895         2      Rare Hospitality International, Inc.                        91,192
   9,000                Readers Digest Association, Inc., Class A                   145,080
   400           2      Reading International, Inc., Class A                        3,168
   1,200         2      Red Robin Gourmet Burgers                                   56,700
   3,016         2      Regent Communications, Inc.                                 15,849
   2,453         2      Rent-Way, Inc.                                              20,850
   3,400         2      Restoration Hardware, Inc.                                  19,550
   700           2      Retail Ventures, Inc.                                       4,872
   1,070                Russ Berrie & Co., Inc.                                     25,102
   2,591                Russell Corp.                                               46,638
   3,854         2      Ryans Restaurant Group, Inc.                                52,954
   5,638                SCP Pool Corp.                                              167,561
   1,461         2      Saga Communications, Inc., Class A                          24,837
   933           2      Salem Communications Corp.                                  20,750
   976                  Sauer-Danfoss, Inc.                                         19,110
   2,700         2      Scholastic Corp.                                            92,475
   5,200         2      Scientific Games Holdings Corp.                             133,744
   3,100         2      Select Comfort Corp.                                        60,667
   800           2      Sharper Image Corp.                                         13,760
   700           2      Shoe Carnival, Inc.                                         8,757
   2,617                Shopko Stores, Inc.                                         47,185
   2,850         2      Shuffle Master, Inc.                                        82,992
   4,431                Sinclair Broadcast Group, Inc.                              36,467
   8,400                Six Flags, Inc.                                             35,952
   1,836         2      Skechers USA, Inc., Class A                                 26,897
   625                  Skyline Corp.                                               25,325
   2,500                Sonic Automotive, Inc.                                      58,400
   5,719         2      Sonic Corp.                                                 182,093
   2,600         2      Source Information Management Co.                           30,901
   4,224         2      Spanish Broadcasting System, Inc.                           43,402
   1,336                Speedway Motorsports, Inc.                                  51,770
   2,280         2      Sports Authority, Inc.                                      57,844
   1,000         2      Sports Resorts Int'l, Inc.                                  2,350
   1,500         2      Stage Stores, Inc.                                          59,295
   1,808         2      Stamps.com, Inc.                                            23,305
   1,200                Standard Motor Products, Inc.                               15,300
   800                  Stanley Furniture Co., Inc.                                 37,192
   2,061         2      Stein Mart, Inc.                                            40,664
   600           2      Steinway Musical Instruments                                16,884
   1,070         2      Steven Madden Ltd.                                          20,544
   1,298         2      Stoneridge, Inc.                                            19,275
   300           2      Strattec Security Corp.                                     17,325
   4,019                Stride Rite Corp.                                           49,193
   1,852                Sturm Ruger & Co., Inc.                                     15,909
   1,100         2      Sunterra Corp.                                              15,191
   1,791                Superior Industries International, Inc.                     45,079
   200           2      Systemax, Inc.                                              1,358
   1,900                TBC Corp.                                                   48,526
   450                  Technical Olympic USA, Inc.                                 12,226
   1,200         2      Tempur-Pedic International, Inc.                            25,668
   4,200         2      Tenneco Automotive, Inc.                                    67,788
   2,563                The Nautilus Group, Inc.                                    53,644
   1,000         2      The Pantry, Inc.                                            28,750
   2,169                The Steak 'n Shake Co.                                      42,751
   900                  Thomas Nelson, Inc.                                         20,115
   3,236                Thor Industries, Inc.                                       111,804
   5,431         2      TiVo, Inc.                                                  21,778
   3,126         2      Too, Inc.                                                   84,902
   7,236         2      Tower Automotive, Inc.                                      5,861
   3,100         2      Tractor Supply Co.                                          110,980
   2,114         2      Trans World Entertainment Corp.                             26,531
   3,242                Triarc Cos., Inc., Class B                                  47,819
   2,208         2      Tuesday Morning Corp.                                       63,436
   3,696                Tupperware Corp.                                            74,327
   800                  Unifirst Corp.                                              31,192
   1,617                United Auto Group, Inc.                                     45,713
   1,408         2      Universal Electronics, Inc.                                 23,880
   1,743         2      Vail Resorts, Inc.                                          41,780
   4,700         2      Valassis Communications, Inc.                               159,565
   174                  Value Line, Inc.                                            7,266
   1,667         2      Valuevision International, Inc., Class A                    23,755
   11,700               Visteon Corp.                                               86,814
   3,000         2      WCI Communities, Inc.                                       95,580
   1,573         2      WESCO International, Inc.                                   53,152
   1,556                WMS Industries, Inc.                                        48,765
   4,200         2      Warnaco Group, Inc.                                         90,762
   1,300         2      West Marine, Inc.                                           30,693
   400           2      William Lyon Homes, Inc.                                    32,428
   2,324                Winnebago Industries, Inc.                                  80,155
   4,260                Wolverine World Wide, Inc.                                  133,892
   1,197                World Wrestling Entertainment, Inc.                         15,082
   4,486         2      Yankee Candle Co., Inc., The                                146,961
   2,126         2      Young Broadcasting, Inc., Class A                           21,940
   4,800         2      Zale Corp.                                                  127,488
   1,119                bebe stores, Inc.                                           28,993
                        Total                                                       14,833,046
                        Consumer Staples--2.8%
   300                  Alico, Inc.                                                 17,250
   943                  American Italian Pasta Co., Class A                         25,555
   100                  Arden Group, Inc., Class A                                  9,517
   100           2      Aurora Foods, Inc.                                          0
   1,200                Cal-Maine Foods, Inc.                                       14,088
   5,054                Casey's General Stores, Inc.                                89,051
   1,550         2      Central European Distribution Corp.                         50,917
   1,200         2      Central Garden & Pet Co.                                    49,176
   1,400         2      Chattem, Inc.                                               50,498
   3,700         2      Chiquita Brands International                               84,915
   342                  Coca-Cola Bottling Co.                                      18,318
   6,696                Corn Products International, Inc.                           196,595
   5,700         2      Darling International, Inc.                                 24,795
   3,054                Delta & Pine Land Co.                                       89,910
   4,100                Dimon, Inc.                                                 27,019
   2,300         2      Elizabeth Arden, Inc.                                       54,441
   610                  Farmer Brothers Co.                                         15,762
   3,250                Flowers Foods, Inc.                                         99,157
   2,247         2      Great Atlantic & Pacific Tea Co., Inc.                      20,358
   2,766         2      Hain Celestial Group, Inc.                                  55,652
   800           2      Hansen Natural Corp.                                        32,720
   1,890                Ingles Markets, Inc., Class A                               24,816
   500                  Inter Parfums, Inc.                                         7,500
   600           2      J&J Snack Foods Corp.                                       28,950
   2,400                Lancaster Colony Corp.                                      101,544
   2,895                Lance, Inc.                                                 50,170
   2,453                Longs Drug Stores Corp.                                     64,416
   1,000         2      M & F Worldwide Corp.                                       14,320
   1,200                MGP Ingredients, Inc.                                       9,120
   800                  Mannatech, Inc.                                             17,328
   300                  Maui Land & Pineapple Co., Inc.                             12,300
   1,200                Nash Finch Co.                                              50,034
   700           2      National Beverage Corp.                                     6,111
   1,600                Natures Sunshine Products, Inc.                             32,080
   4,000         2      NeighborCare, Inc.                                          117,320
   4,707                Nu Skin Enterprises, Inc., Class A                          110,050
   3,900         2      Pathmark Stores, Inc.                                       18,486
   1,100         2      Peet's Coffee & Tea, Inc.                                   27,896
   4,000         2      Performance Food Group Co.                                  108,840
   2,925         2      Playtex Products, Inc.                                      23,780
   2,967         2      Ralcorp Holdings, Inc.                                      130,548
   3,119         2      Rayovac Corp.                                               117,181
   13,055        2      Revlon, Inc., Class A                                       31,332
   2,964                Ruddick Corp.                                               62,540
   800                  Sanderson Farms, Inc.                                       34,968
   600           2      Sanfilippo (John B. & Sons), Inc.                           15,492
   33                   Seaboard Corp.                                              34,648
   1,169         2      Smart & Final, Inc.                                         16,892
   900                  Standard Commercial Corp.                                   17,325
   4,200         2      Star Scientific, Inc.                                       20,580
   800           2      The Boston Beer Co., Inc., Class  A                         18,896
   3,248                Topps Co.                                                   32,285
   1,300         2      USANA, Inc.                                                 47,294
   3,772         2      United Natural Foods, Inc.                                  119,233
   2,588                Universal Corp.                                             122,309
   2,779                Vector Group Ltd.                                           45,131
   2,049                WD 40 Co.                                                   66,429
   1,100                Weis Markets, Inc.                                          41,855
   2,828         2      Wild Oats Markets, Inc.                                     20,503
   7,400                Winn-Dixie Stores, Inc.                                     26,714
                        Total                                                       2,872,910
                        Energy--5.7%
   700           2      Atlas America, Inc.                                         24,045
   842           2      Atwood Oceanics, Inc.                                       51,362
   1,597                Berry Petroleum Co., Class A                                86,462
   1,200         2      Brigham Exploration Co.                                     10,344
   2,984                Cabot Oil & Gas Corp., Class A                              140,487
   3,278         2      Cal Dive International, Inc.                                143,249
   1,600         2      Callon Petroleum Corp.                                      23,376
   1,168                Carbo Ceramics, Inc.                                        83,687
   2,600         2      Cheniere Energy, Inc.                                       194,740
   4,000         2      Cimarex Energy Co.                                          145,000
   400           2      Clayton Williams Energy, Inc.                               8,640
   3,146         2      Comstock Resources, Inc.                                    73,805
   1,700         2      Delta Petroleum Corp.                                       24,956
   4,959         2      Denbury Resources, Inc.                                     144,803
   581           2      Dril-Quip, Inc.                                             16,704
   1,400         2      Edge Petroleum Corp.                                        20,258
   1,800         2      Encore Aquisition Co.                                       67,140
   2,300         2      Energy Partners Ltd.                                        50,485
   1,900         2      FX Energy, Inc.                                             25,498
   4,600                Forest Oil Corp.                                            154,974
   3,117                Frontier Oil Corp.                                          87,182
   1,400         2      Giant Industries, Inc.                                      40,852
   9,400         2      Global Industries Ltd.                                      75,858
   16,798        2      Grey Wolf, Inc.                                             89,029
   1,239                Gulf Island Fabrication, Inc.                               27,630
   1,400         2      Gulfmark Offshore, Inc.                                     34,342
   7,000         2      Hanover Compressor Co.                                      99,260
   3,300         2      Harvest Natural Resources, Inc.                             42,801
   4,500                Helmerich & Payne, Inc.                                     170,550
   1,900                Holly Corp.                                                 57,494
   1,800         2      Hydril Co.                                                  90,000
   5,164         2      Input/Output, Inc.                                          32,533
   4,300         2      KCS Energy, Inc.                                            62,565
   3,500         2      KFX, Inc.                                                   48,685
   11,800        2      Key Energy Group, Inc.                                      146,438
   2,568         2      Lone Star Technologies, Inc.                                104,749
   600                  Lufkin Industries, Inc.                                     24,174
   7,825         2      Magnum Hunter Resources, Inc.                               116,671
   1,700         2      Matrix Services Co.                                         10,846
   3,903         2      Maverick Tube Corp.                                         132,936
   1,400         2      McMoRan Exploration Co.                                     23,660
   4,986         2      Meridian Resource Corp.                                     26,476
   5,000         2      Mission Resources Corp.                                     28,500
   1,491         2      NS Group, Inc.                                              44,983
   7,583         2      Newpark Resources, Inc.                                     39,432
   2,792         2      Oceaneering International, Inc.                             106,403
   1,809                Offshore Logistics, Inc.                                    57,725
   2,200         2      Oil States International, Inc.                              41,910
   2,406                Overseas Shipholding Group, Inc.                            134,279
   9,137         2      Parker Drilling Co.                                         39,563
   1,622                Penn Virginia Corp.                                         68,708
   1,900         2      Petroleum Development Corp.                                 73,150
   7,039         2      Plains Exploration & Production Co.                         202,582
   2,700         2      Quicksilver Resources, Inc.                                 119,961
   961                  RPC Energy Services, Inc.                                   24,784
   6,400                Range Resources Corp.                                       142,016
   2,400         2      Remington Oil & Gas Corp.                                   70,200
   1,400                Resource America, Inc., Class A                             43,400
   1,606         2      SEACOR SMIT, Inc.                                           89,920
   500           2      Seabulk International, Inc.                                 6,535
   3,783         2      Southwestern Energy Co.                                     194,068
   2,210         2      Spinnaker Exploration Co.                                   72,466
   2,958                St. Mary Land & Exploration Co.                             127,224
   1,531         2      Stone Energy Corp.                                          65,527
   4,819         2      Superior Energy Services, Inc.                              76,718
   2,823         2      Swift Energy Co.                                            85,452
   3,700         2      Syntroleum Corp.                                            40,293
   5,920         2      Tesoro Petroleum Corp.                                      188,493
   2,600         2      Tetra Technologies, Inc.                                    72,540
   1,420         2      The Houston Exploration Co.                                 76,978
   500           2      Todco, Class A                                              10,260
   1,702         2      Transmontaigne, Co.                                         11,574
   3,438         2      Unit Corp.                                                  125,625
   1,467         2      Universal Compression Holdings, Inc.                        57,096
   2,859         2      Veritas DGC, Inc.                                           71,446
   5,034                Vintage Petroleum, Inc.                                     121,873
   2,900         2      W-H Energy Services, Inc.                                   65,540
   1,900         2      Whiting Petroleum Corp.                                     66,348
   1,100                World Fuel Services Corp.                                   55,748
                        Total                                                       5,954,066
                        Financials--21.2%
   1,058                1st Source Corp.                                            25,360
   2,000                21st Century Insurance Group                                27,340
   900                  ABC Bancorp                                                 18,306
   1,200         2      ACE Cash Express, Inc.                                      31,680
   500                  ASTA Funding, Inc.                                          12,780
   3,700         2      Aames Investment Corp.                                      38,813
   3,200                Acadia Realty Trust                                         51,392
   1,500         2      Accredited Home Lenders Holding, Co.                        72,870
   1,700                Advanta Corp., Class B                                      38,692
   2,550         2      Affiliated Managers Group                                   161,695
   550                  Affirmative Insurance Holdings, Inc.                        8,844
   2,200                Affordable Residential Communities                          27,984
   1,096                Alabama National Bancorp                                    68,226
   219           2      Alexander's, Inc.                                           47,939
   1,650                Alexandria Real Estate Equities, Inc.                       109,824
   2,962                Alfa Corp.                                                  42,993
   2,480                Amcore Financial, Inc.                                      75,442
   4,200                AmerUs Group Co.                                            187,194
   700                  American Campus Communities, Inc.                           14,175
   1,200         2      American Equity Investment Life Holding Co.                 12,612
   9,700                American Financial Realty Trust                             145,985
   3,062                American Home Mortgage Investment Corp.                     102,363
   900           2      American Physicians Capital, Inc.                           32,238
   660           2      AmericanWest Bancorp.                                       12,547
   2,288                Amli Residential Properties Trust                           66,627
   1,805                Anchor Bancorp Wisconsin, Inc.                              48,735
   4,800                Anthracite Capital, Inc.                                    57,552
   4,100                Anworth Mortgage Asset Corp.                                40,836
   6,000         2      Apollo Investment Corp.                                     101,940
   200                  Arbor Realty Trust, Inc.                                    4,760
   700           2      Archipelago Holdings, Inc.                                  13,279
   2,369         2      Argonaut Group, Inc.                                        50,744
   782                  Arrow Financial Corp.                                       22,678
   900                  Ashford Hospitality Trust                                   9,036
   200           2      BFC Financial Corp., Class A                                2,620
   300                  BKF Capital Group, Inc.                                     11,334
   773                  Baldwin & Lyons, Inc., Class B                              20,469
   289                  BancFirst Corp.                                             22,178
   300                  BancTrust Financial Group, Inc.                             6,405
   230                  Bancorp, Inc.                                               3,277
   7,000                Bancorpsouth, Inc.                                          152,600
   1,290                Bank Granite Corp.                                          25,735
   7,035                Bank Mutual Corp.                                           84,983
   900                  Bank of the Ozarks, Inc.                                    30,321
   3,600                BankAtlantic Bancorp, Inc., Class A                         69,192
   2,800         2      BankUnited Financial Corp., Class A                         81,704
   900                  Banner Corp.                                                26,622
   1,673                Bedford Property Investors, Inc.                            42,009
   500                  Berkshire Hills Bancorp, Inc.                               17,675
   600                  Beverly Hills Bancorp, Inc.                                 6,210
   1,350                BioMed Realty Trust, Inc.                                   26,932
   3,200                Boston Private Financial Holdings                           89,088
   3,834                Brandywine Realty Trust                                     106,202
   1,000                Bristol West Holdings, Inc.                                 19,550
   5,750                Brookline Bancorp, Inc.                                     91,942
   700                  Bryn Mawr Bank Corp.                                        15,071
   1,350         2      CB Richard Ellis Services                                   47,236
   1,472         2      CNA Surety Corp.                                            19,283
   3,229                CRT Properties, Inc.                                        74,138
   4,175                CVB Financial Corp.                                         80,911
   1,800         2      Calamos Asset Management, Inc.                              45,468
   700                  Camden National Corp.                                       26,075
   3,872                Capital Automotive                                          126,498
   837                  Capital City Bank Group, Inc.                               32,668
   500                  Capital Corp. of the West                                   22,575
   200           2      Capital Crossing Bank                                       6,400
   3,300                Capital Lease Funding, Inc.                                 41,184
   200                  Capital Southwest Corp.                                     15,760
   200                  Capital Trust, Inc.                                         6,424
   800                  Capitol Bancorp Ltd.                                        25,992
   2,183                Capstead Mortgage Corp.                                     21,131
   4,000                CarrAmerica Realty Corp.                                    121,400
   1,525                Cascade Bancorp                                             29,707
   2,557                Cash America International, Inc.                            73,130
   4,258                Cathay Bancorp, Inc.                                        154,693
   2,200                Cedar Shopping Centers, Inc.                                30,382
   1,000                Center Financial Corp.                                      20,810
   805           2      Central Coast Bancorp                                       17,976
   2,991                Central Pacific Financial Corp.                             109,770
   700                  Century Bancorp, Inc., Class A                              20,384
   2,000                Ceres Group, Inc.                                           10,500
   200                  Charter Financial Corp.                                     7,996
   4,460                Charter Municipal Mortgage Acceptance Co.                   104,721
   2,276                Chemical Financial Corp.                                    84,454
   4,362                Chittenden Corp.                                            118,254
   4,100                Citizens Banking Corp.                                      128,166
   800                  Citizens First Bancorp, Inc.                                19,952
   2,876         2      Citizens, Inc., Class A                                     16,853
   688                  City Bank Lynwood, WA                                       24,252
   2,000                City Holding Co.                                            65,850
   1,400         2      Clark, Inc.                                                 18,858
   600                  Clifton Savings Bancorp, Inc.                               6,738
   1,225                CoBiz, Inc.                                                 24,965
   1,307                Coastal Financial Corp.                                     21,827
   400                  Cohen & Steers, Inc.                                        6,284
   450           2      Collegiate Funding Services                                 6,732
   1,484                Colonial Properties Trust                                   53,869
   500                  Columbia Bancorp                                            17,050
   1,621                Columbia Banking Systems, Inc.                              38,175
   2,189                Commerce Group, Inc.                                        142,964
   25                   Commercial Bankshares, Inc.                                 954
   3,929                Commercial Capital Bancorp, Inc.                            78,148
   4,374                Commercial Federal Corp.                                    122,822
   4,586                Commercial Net Lease Realty                                 85,987
   2,500                Community Bank System, Inc.                                 59,625
   971                  Community Banks, Inc.                                       26,567
   1,134                Community Trust Bancorp, Inc.                               34,974
   1,467         2      CompuCredit Corp.                                           42,044
   300                  Consolidated Tomoka Co.                                     13,875
   4,478                Cornerstone Realty Income Trust, Inc.                       43,034
   3,500                Corporate Office Properties Trust                           90,055
   1,000                Correctional Properties Trust                               25,990
   1,462                Corus Bankshares, Inc.                                      73,392
   3,300                Cousins Properties, Inc.                                    99,957
   1,862                Crawford & Co., Class B                                     13,462
   1,400         2      Danielson Holding Corp.                                     11,438
   2,475                Delphi Financial Group, Inc., Class A                       111,226
   3,757                Dime Community Bancorp, Inc.                                61,803
   1,300                Direct General Corp.                                        24,375
   400                  Donegal Group, Inc., Class A                                8,700
   1,706                Downey Financial Corp.                                      108,843
   100                  EMC Insurance Group, Inc.                                   2,000
   5,174                East West Bancorp, Inc.                                     201,476
   1,887                EastGroup Properties, Inc.                                  68,291
   1,600         2      Education Lending Group, Inc.                               30,640
   900           2      Encore Capital Group, Inc.                                  18,081
   2,432                Entertainment Properties Trust                              102,412
   5,591                Equity Inns, Inc.                                           60,942
   1,651                Equity Lifestyle Properties, Inc.                           56,596
   2,868                Equity One, Inc.                                            58,536
   2,023                Essex Property Trust, Inc.                                  145,555
   500           2      Eurobancshares, Inc.                                        9,315
   1,100                Extra Space Storage, Inc.                                   14,267
   1,128                FBL Financial Group, Inc., Class A                          31,370
   600                  FNB Corp.                                                   16,170
   4,200                FNB Corp.                                                   83,076
   500           2      FPIC Insurance Group, Inc.                                  16,525
   604                  Farmers Capital Bank Corp.                                  23,405
   800           2      Federal Agricultural Mortgage Association, Class C          17,288
   4,392         2      FelCor Lodging Trust, Inc.                                  61,312
   2,100                Fidelity Bankshares, Inc.                                   56,479
   1,529                Financial Federal Corp.                                     52,750
   800                  Financial Institutions, Inc.                                18,552
   1,100                First Acceptance Corp.                                      10,241
   3,100                First BanCorp                                               167,679
   1,050                First Bancorp, Inc.                                         27,195
   1,246                First Busey Corp.                                           26,166
   1,500         2      First Cash Financial Services, Inc.                         38,880
   2,686                First Charter Corp.                                         61,644
   567                  First Citizens Bancshares, Inc., Class A                    80,514
   6,325                First Commmonwealth Financial Corp.                         90,764
   1,400                First Community Bancorp                                     59,584
   968                  First Community Bancshares, Inc.                            31,702
   3,141                First Financial Bancorp                                     54,748
   1,308                First Financial Bankshares, Inc.                            60,116
   1,288                First Financial Corp.                                       40,765
   1,172                First Financial Holdings, Inc.                              34,269
   1,071                First Indiana Corp.                                         25,179
   4,300                First Industrial Realty Trust                               168,216
   1,615                First Merchants Corp.                                       41,845
   4,300                First Midwest Bancorp, Inc.                                 148,350
   12,243               First Niagara Financial Group, Inc.                         167,112
   450                  First Oak Brook Bancshares, Inc.                            13,356
   1,200                First Place Financial Corp.                                 24,864
   1,300                First Republic Bank                                         65,585
   900                  First State Bancorporation                                  34,029
   1,438                FirstFed Financial Corp.                                    76,502
   2,650                Flagstar Bancorp, Inc.                                      55,703
   1,525                Flushing Financial Corp.                                    27,602
   400           2      Franklin Bank Corp.                                         7,064
   1,396                Frontier Financial Corp.                                    53,669
   4,300                GATX Corp.                                                  128,054
   250                  GB&T Bancshares, Inc.                                       5,997
   2,700                GMH Communities Trust                                       35,208
   622                  Gabelli Asset Management, Inc., Class A                     29,763
   2,907                Gables Residential Trust                                    97,268
   836                  German American Bancorp                                     13,351
   1,500                Getty Realty Holding Corp.                                  40,035
   2,225                Glacier Bancorp, Inc.                                       70,911
   2,193                Glenborough Realty Trust, Inc.                              42,237
   3,265                Glimcher Realty Trust                                       83,551
   500                  Global Signal, Inc.                                         13,000
   4,610                Gold Banc Corp., Inc.                                       66,614
   2,900                Government Properties Trust, Inc.                           27,057
   500           2      Gramercy Capital Corp.                                      10,725
   763                  Great American Financial Resources, Inc.                    12,338
   1,000                Great Southern Bancorp, Inc.                                36,490
   4,400                Greater Bay Bancorp                                         119,988
   1,000                Greenhill & Co., Inc.                                       29,660
   2,506                Hancock Holding Co.                                         80,994
   1,240                Hanmi Financial Corp.                                       44,057
   1,875                Harbor Florida Bancshares, Inc.                             63,750
   1,854                Harleysville Group, Inc.                                    40,046
   2,391                Harleysville National Corp.                                 60,588
   1,500                Harris & Harris Group, Inc.                                 19,155
   3,900                Healthcare Realty Trust, Inc.                               142,233
   950                  Heartland Financial USA, Inc.                               20,016
   2,300                Heritage Property Investment                                67,712
   2,500         2      Highland Hospitality Corp.                                  27,125
   4,600                Highwoods Properties, Inc.                                  112,700
   2,796                Hilb Rogal & Hamilton Co.                                   99,426
   3,315                Home Properties of New York, Inc.                           133,926
   1,850         2      Homebanc Corp.                                              17,353
   4,293                Horace Mann Educators Corp.                                 79,077
   1,000                Horizon Financial Corp.                                     20,110
   6,000                IMPAC Mortgage Holdings, Inc.                               137,040
   800           2      ITLA Capital Corp.                                          44,432
   800                  Iberiabank Corp.                                            48,504
   32                   Imperial Credit Industries, Inc., Warrants                  0
   440                  Independence Holdings Co.                                   8,813
   1,400                Independent Bank Corp.- Massachusetts                       41,370
   2,021                Independent Bank Corp.- Michigan                            62,186
   2,000                Infinity Property & Casualty                                65,500
   4,301                Innkeepers USA Trust                                        58,063
   1,662                Integra Bank Corp.                                          37,395
   1,000                Interchange Financial Services Corp.                        27,530
   4,100         2      Investment Technology Group, Inc.                           81,631
   3,700                Investors Real Estate Trust                                 37,037
   1,507                Irwin Financial Corp.                                       36,906
   2,883         2      Jones Lang LaSalle, Inc.                                    103,067
   2,400                KNBT Bancorp, Inc.                                          39,792
   355                  Kansas City Life Insurance Co.                              17,963
   2,996                Kilroy Realty Corp.                                         117,084
   950                  Kite Realty Group Trust                                     14,250
   10,500        2      Knight Trading Group, Inc.                                  104,055
   2,200                Kramont Realty Trust                                        51,502
   1,700                LNR Property Corp.                                          107,100
   1,400                LTC Properties, Inc.                                        27,272
   2,520                LaSalle Hotel Properties                                    76,457
   4,600                Labranche & Co. Inc.                                        45,908
   1,272                Lakeland Bancorp, Inc.                                      21,026
   500                  Lakeland Financial Corp.                                    20,000
   2,039                LandAmerica Financial Group, Inc.                           104,886
   4,330                Lexington Corporate Properties Trust                        92,662
   2,800                Luminent Mortgage Capital, Inc.                             31,164
   3,021                MAF Bancorp, Inc.                                           133,407
   1,700                MB Financial, Inc.                                          67,473
   1,338                MBT Financial Corp.                                         28,700
   3,100                MCG Capital Corp.                                           54,250
   6,900                MFA Mortgage Investments, Inc.                              57,684
   871                  Macatawa Bank Corp.                                         28,917
   3,000                Maguire Properties, Inc.                                    70,950
   1,300                Main Street Banks, Inc.                                     42,419
   910                  MainSource Financial Group, Inc.                            20,175
   100           2      Marlin Business Services, Inc.                              1,820
   740                  Mercantile Bancorporation, Inc.                             32,079
   7,365                MeriStar Hospitality Corp.                                  56,858
   2,900                Metris Cos., Inc.                                           34,510
   1,581                Mid-American Apartment Communities, Inc.                    59,793
   2,140                Mid-State Bancshares                                        60,369
   788                  Midland Co.                                                 26,351
   1,100                Midwest Banc Holdings, Inc.                                 24,354
   1,500                Mission West Properties, Inc.                               15,555
   750           2      MortgageIT Holdings,. Inc.                                  13,612
   200                  NASB Financial, Inc.                                        7,992
   666                  NBC Capital Corp.                                           16,011
   3,023                NBT Bancorp, Inc.                                           70,466
   2,400                Nara Bancorp, Inc.                                          47,880
   3,000                National Financial Partners Corp.                           117,210
   2,021                National Health Investors, Inc.                             51,697
   2,813                National Penn Bancshares, Inc.                              72,772
   191           2      National Western Life Insurance Co., Class A                33,072
   6,101                Nationwide Health Properties, Inc.                          132,331
   800           2      Navigators Group, Inc.                                      23,896
   400           2      Nelnet, Inc., Class A                                       12,080
   5,517                Net.B@nk, Inc.                                              52,687
   3,700                New Century Financial Corp.                                 221,593
   3,300                Newcastle Investment Corp.                                  99,792
   1,400                Northwest Bancorp, Inc.                                     31,472
   2,100                Novastar Financial, Inc.                                    96,747
   300                  Nymagic, Inc.                                               6,960
   908                  OceanFirst Financial Corp.                                  21,792
   3,405         2      Ocwen Financial Corp.                                       29,283
   6,519         2      Ohio Casualty Corp.                                         149,872
   6,310                Old National Bancorp                                        137,369
   1,298                Old Second Bancorp, Inc.                                    41,134
   839                  Omega Financial Corp.                                       26,756
   3,600                Omega Healthcare Investors                                  40,392
   1,691                Oriental Financial Group                                    47,686
   1,400                Origen Financial, Inc.                                      11,200
   1,451                PFF Bancorp, Inc.                                           62,306
   3,119         2      PMA Capital Corp.                                           31,595
   1,329                PS Business Parks, Inc.                                     56,084
   4,189                Pacific Capital Bancorp                                     128,519
   1,365                Park National Corp.                                         165,547
   1,340                Parkway Properties, Inc.                                    62,310
   2,121                Partners Trust Financial Group, Inc.                        23,161
   637                  Peapack-Gladstone Financial Corp.                           18,467
   800                  PennFed Financial Services, Inc.                            12,752
   704                  PennRock Financial Services Corp.                           26,675
   2,796                Pennsylvania Real Estate Investment Trust                   111,896
   1,145                Peoples Bancorp, Inc.                                       31,201
   800                  Peoples Holding Co.                                         26,096
   1,568         2      Philadelphia Consolidated Holding Corp.                     105,166
   8,600                Phoenix Companies, Inc.                                     112,402
   1,744         2      Piper Jaffray Cos., Inc.                                    69,028
   300           2      Placer Sierra Bancshares                                    7,734
   4,000                Post Properties, Inc.                                       126,720
   4,236                Prentiss Properties Trust                                   151,776
   1,853                Presidential Life Corp.                                     30,649
   2,000                PrivateBancorp, Inc.                                        65,400
   2,480         2      ProAssurance Corp.                                          94,860
   1,400                Prosperity Bancshares, Inc.                                 38,892
   2,972                Provident Bancorp, Inc.                                     37,893
   3,467                Provident Bankshares Corp.                                  114,654
   500                  Provident Financial Holdings, Inc.                          14,325
   6,430                Provident Financial Services, Inc.                          116,190
   2,772                R&G Financial Corp., Class B                                102,204
   2,300                RAIT Investment Trust                                       59,685
   1,910                RLI Corp.                                                   83,009
   1,100                Ramco-Gershenson Properties                                 31,020
   7,100                Realty Income Corp.                                         165,501
   1,500                Redwood Trust, Inc.                                         84,990
   6,676                Republic Bancorp, Inc.                                      95,267
   745                  Republic Bancorp, Inc.                                      20,301
   1,400                Rewards Network, Inc.                                       6,860
   1,020                Riggs National Corp.                                        22,277
   452                  Royal Bancshares of Pennsylvania                            11,671
   2,171                S & T Bancorp, Inc.                                         80,023
   1,100                S.Y. Bancorp, Inc.                                          26,730
   789                  SCBT Financial Corp.                                        23,922
   1,442                SWS Group, Inc.                                             29,301
   500                  Safety Insurance Group, Inc.                                16,660
   1,200                Sanders Morris Harris Group, Inc.                           20,880
   1,319                Sandy Spring Bancorp, Inc.                                  48,599
   513                  Santander BanCorp                                           17,406
   1,229                Saul Centers, Inc.                                          41,049
   4,300         2      Saxon Capital, Inc.                                         93,095
   1,120                Seacoast Banking Corp. of Florida                           23,016
   300                  Secutity Bank Corp.                                         12,300
   2,996                Selective Insurance Group, Inc.                             129,337
   4,843                Senior Housing Properties Trust                             80,152
   200           2      Signature Bank                                              6,086
   3,800                Silicon Valley Bancshares                                   165,832
   1,400                Simmons 1st National Corp., Class A                         37,982
   300                  Smithtown Bancorp, Inc.                                     8,874
   600                  Southern Community Financial Corp.                          6,195
   871                  Southside Bancshares, Inc.                                  18,936
   1,100                Southwest Bancorp, Inc.                                     24,211
   7,190                Southwest Bancorp. of Texas, Inc.                           142,146
   1,055                Sovran Self Storage, Inc.                                   41,989
   1,247                State Auto Financial Corp.                                  33,021
   761                  State Bancorp, Inc.                                         21,536
   500                  State Financial Services Corp., Class A                     14,859
   1,424                Sterling Bancorp                                            38,662
   5,074                Sterling Bancshares, Inc.                                   74,537
   2,239         2      Sterling Financial Corp.                                    83,962
   1,950                Sterling Financial Corp.                                    54,112
   1,477                Stewart Information Services Corp.                          59,538
   266                  Stifel Financial Corp.                                      5,464
   1,050                Strategic Hotel Capital, Inc.                               16,138
   1,000                Suffolk Bancorp                                             33,650
   2,565                Summit Properties, Inc.                                     78,104
   1,081         2      Sun Bancorp, Inc.                                           27,133
   1,466                Sun Communities, Inc.                                       54,389
   2,100                Sunstone Hotel Investors, Inc.                              43,890
   4,630                Susquehanna Bankshares, Inc.                                114,315
   3,090                Tanger Factory Outlet Centers, Inc.                         72,924
   125                  Tarragon Corp.                                              3,429
   4,746                Taubman Centers, Inc.                                       128,189
   708           2      Tejon Ranch Co.                                             30,628
   1,500         2      Texas Capital Bancshares, Inc.                              35,565
   4,180                Texas Regional Bancshares, Inc., Class A                    129,350
   100           2      The Enstar Group, Inc.                                      6,230
   300                  The First of Long Island Corp.                              14,700
   1,900                TierOne Corp.                                               48,165
   690                  Tompkins County TrustCo., Inc.                              36,570
   1,716                Town & Country Trust                                        44,067
   1,700         2      Tradestation Group, Inc.                                    10,370
   3,000         2      Trammell Crow Co.                                           50,820
   1,000                TriCo Bancshares                                            22,030
   867           2      Triad Guaranty, Inc.                                        46,913
   7,431                Trustco Bank Corp.                                          92,813
   4,300                Trustmark Corp.                                             118,981
   2,500                U-Store-It Trust                                            41,000
   2,900         2      U.S.I. Holdings Corp.                                       32,770
   3,858                UICI                                                        119,289
   1,450                UMB Financial Corp.                                         79,518
   2,900                US Restaurant Properties                                    48,575
   1,119                USB Holdings Co., Inc.                                      26,352
   4,464                Umpqua Holdings Corp.                                       108,386
   800                  Union Bankshares Corp.                                      28,880
   698           2      United America Indemnity Ltd., Class A                      12,564
   3,400                United Bankshares, Inc.                                     115,940
   2,550                United Community Banks, Inc.                                66,223
   2,392                United Community Financial Corp.                            25,116
   1,400                United Fire & Casualty Co.                                  47,544
   400           2      United PanAm Financial Corp.                                7,600
   2,400         2      Universal American Financial Corp.                          36,576
   1,100                Universal Health Realty Trust, Inc.                         33,154
   600                  Univest Corp.                                               25,650
   2,160                Unizan Financial Corp.                                      52,747
   1,700                Urstadt Biddle Properties, Class A                          27,268
   2,700                Vesta Insurance Group, Inc.                                 9,261
   1,125         2      Virginia Commerce Bancorp, Inc.                             31,072
   700                  Virginia Financial Group, Inc.                              22,400
   600                  WSFS Financial Corp.                                        34,302
   3,802                Washington Real Estate Investment Trust                     115,125
   1,200                Washington Trust Bancorp                                    35,820
   3,275                Waypoint Financial Corp.                                    91,700
   1,735                Wesbanco, Inc.                                              48,858
   1,470                West Bancorp., Inc.                                         26,827
   1,400                West Coast Bancorp                                          33,992
   2,900                WestAmerica Bancorp.                                        150,568
   602           2      Western Sierra Bancorp                                      22,870
   100                  Westfield Financial, Inc.                                   2,475
   1,900                Wilshire Bancorp, Inc.                                      29,241
   2,100                Winston Hotels, Inc.                                        23,646
   2,099                Wintrust Financial Corp.                                    116,453
   2,000         2      World Acceptance Corp.                                      59,660
   1,300                Yardville National Bancorp                                  41,210
   979                  Zenith National Insurance Corp.                             46,277
   2,759         2      eSpeed, Inc., Class A                                       29,714
                        Total                                                       21,951,716
                        Health Care--12.0%
   1,293         2      AMN Healthcare Services, Inc.                               18,529
   1,400         2      Abaxis, Inc.                                                18,984
   8,300         2      Abgenix, Inc.                                               72,874
   1,100         2      Abiomed, Inc.                                               13,068
   2,000         2      Able Laboratories, Inc.                                     44,680
   4,300         2      Adolor Corp.                                                37,969
   2,600         2      Advanced Medical Optics, Inc.                               110,994
   1,900         2      Advanced Neuromodulation Systems, Inc.                      75,069
   200           2      Advancis Pharmaceutical Corp.                               904
   1,500         2      Advisory Board Co.                                          53,475
   1,700         2      Aksys Ltd.                                                  9,265
   2,594         2      Albany Molecular Research, Inc.                             28,534
   3,800         2      Alderwoods Group, Inc.                                      45,733
   2,203         2      Alexion Pharmaceuticals, Inc.                               54,502
   4,700         2       Align Technology, Inc.                                     40,702
   8,100         2      Alkermes, Inc.                                              102,627
   1,200         2      Alliance Imaging, Inc.                                      16,032
   2,421         2      Allscripts Healthcare Solutions, Inc.                       25,372
   3,945                Alpharma, Inc., Class A                                     59,372
   600           2      Amedisys, Inc.                                              18,060
   750           2      America Service Group, Inc.                                 20,572
   3,000         2      American Healthcorp, Inc.                                   93,540
   2,500         2      American Medical Systems Holdings, Inc.                     98,175
   1             2      American Pharmaceutical Partners, Inc.                      49
   4,400         2      Amerigroup Corp.                                            180,884
   3,200         2      Amsurg Corp.                                                84,512
   895                  Analogic Corp.                                              36,704
   256           2      AngioDynamics, Inc.                                         5,409
   900           2      Animas Corp.                                                16,326
   3,234         2      Antigenics, Inc.                                            26,842
   6,600         2      Applera Corp.                                               87,582
   4,500         2      Apria Healthcare Group, Inc.                                147,600
   4,702         2      Ariad Pharmaceutiacals, Inc.                                35,312
   1,700         2      Array BioPharma, Inc.                                       15,096
   1,674                Arrow International, Inc.                                   53,719
   1,662         2      Arthrocare Corp.                                            49,444
   1,500         2      Aspect Medical Systems, Inc.                                33,810
   4,100         2      AtheroGenics, Inc.                                          76,055
   6,800         2      Avant Immunotherapeutics, Inc.                              12,308
   6,000         2      Axonyx, Inc.                                                27,960
   300           2      Barrier Therapeutics, Inc.                                  5,994
   1,300         2      Bentley Pharmaceuticals, Inc.                               13,208
   9,746         2      Beverly Enterprises, Inc.                                   119,194
   1,500         2      Bio Rad Laboratories, Inc., Class A                         88,185
   1,200         2      Bio-Reference Laboratories, Inc.                            17,052
   2,300         2      BioCryst Pharmaceuticals, Inc.                              14,030
   2,500                BioLase Technology, Inc.                                    25,300
   7,394         2      BioMarin Pharmaceutical, Inc.                               44,734
   1,300         2      Bioenvision, Inc.                                           9,802
   1,103         2      Biosite Diagnostics, Inc.                                   63,974
   1,810         2      Bioveris Corp.                                              11,946
   1,753         2      Bone Care International, Inc.                               49,610
   1,600         2      Bradley Pharmaceuticals, Inc.                               23,024
   1,752         2      Bruker BioSciences Corp.                                    6,316
   2,602         2      CONMED Corp.                                                75,588
   2,800         2      CTI Molecular Imaging, Inc.                                 41,244
   3,557         2      CV Therapeutics, Inc.                                       73,310
   1,100         2      CancerVax Corp.                                             9,086
   1,900         2      Candela Corp.                                               23,427
   400           2      Caraco Pharmaceutical Laboratories, Ltd.                    3,320
   6,900         2      Cardiac Science, Inc.                                       11,868
   3,271         2      CardioDynamics International Corp.                          14,719
   4,390         2      Cell Genesys, Inc.                                          30,730
   4,706         2      Cell Therapeutics, Inc.                                     45,178
   4,100         2      Centene Corp.                                               137,555
   3,800         2      Cepheid, Inc.                                               38,931
   2,500         2      Cerner Corp.                                                124,375
   1,163                Chemed Corp.                                                83,294
   2,100         2      Ciphergen Biosystems, Inc.                                  6,300
   704           2      Closure Medical Corp.                                       13,967
   600                  Computer Programs & Systems, Inc.                           12,696
   2,300         2      Conceptus, Inc.                                             16,123
   2,693         2      Connetics Corp.                                             65,763
   1                    Cooper Cos., Inc.                                           77
   200           2      Corgentech, Inc.                                            1,234
   5,531         2      Corixa Corp.                                                20,852
   914           2      Corvel Corp.                                                20,565
   2,600         2      Cross Country Healthcare, Inc.                              43,056
   4,538         2      Cubist Pharmaceuticals, Inc.                                51,824
   3,900         2      CuraGen Corp.                                               23,419
   3,000         2      Curis, Inc.                                                 12,870
   1,398         2      Cyberonics, Inc.                                            35,188
   2,500         2      Cypress Biosciences, Inc.                                   34,137
   2,000         2      Cytogen Corp.                                               21,880
   400           2      Cytokinetics, Inc.                                          3,928
   1,400         2      DJ Orthopedics, Inc.                                        33,810
   1,600         2      DOV Pharmaceutical, Inc.                                    26,112
   1,000         2      DUSA Pharmaceuticals, Inc.                                  13,700
   1,059                Datascope Corp.                                             41,873
   4,600         2      Decode Genetics, Inc.                                       33,166
   5,200         2      Dendreon Corp.                                              35,360
   3,483         2      Dendrite International, Inc.                                63,007
   1,200         2      DepoMed, Inc.                                               5,760
   2,000                Diagnostic Products Corp.                                   101,540
   1,396         2      Digene Corp.                                                35,752
   4,000         2      Discovery Laboratories, Inc.                                31,160
   2,125         2      Diversa Corp.                                               16,192
   3,000         2      Durect Corp.                                                8,310
   3,100         2      Dyax Corp.                                                  17,546
   300           2      E-Z-EM, Inc.                                                3,894
   2,000         2      EPIX Medical, Inc.                                          19,300
   3,394         2      Eclipsys Corp.                                              63,807
   2,200         2      Encore Medical Corp.                                        12,408
   4,884         2      Encysive Pharmaceuticals, Inc.                              45,910
   2,308         2      Enzo Biochem, Inc.                                          41,844
   4,900         2      Enzon, Inc.                                                 63,210
   600           2      Exactech, Inc.                                              10,476
   5,655         2      Exelixis, Inc.                                              43,883
   2,400         2      First Horizon Pharmaceutical Corp.                          42,912
   61,000               Five Star Quality Care, Inc., Rights                        0
   100           2      GTX, Inc.                                                   1,300
   3,800         2      Genaera Corp.                                               11,704
   7,000         2      Genelabs Technologies, Inc.                                 6,300
   700           2      Genencor International, Inc.                                13,342
   1,750         2      Genesis Healthcare Corp.                                    60,690
   8,347         2      Genta, Inc.                                                 13,021
   3,100         2      Gentiva Health Services, Inc.                               49,290
   4,440         2      Geron Corp.                                                 36,008
   4,230         2      Guilford Pharmaceuticals, Inc.                              20,537
   1,764         2      Haemonetics Corp.                                           68,567
   2,800         2      Hanger Orthopedic Group, Inc.                               20,160
   2,100         2      HealthExtras, Inc.                                          32,403
   1,800         2      Hollis-Eden Pharmaceuticals, Inc.                           13,536
   1,800         2      Hologic, Inc.                                               64,260
   5,158                Hooper Holmes, Inc.                                         26,048
   11,700        2      Human Genome Sciences, Inc.                                 139,815
   1,400         2      I-Flow Corp.                                                24,584
   800           2      ICU Medical, Inc.                                           21,072
   1,751         2      IDX Systems Corp.                                           54,316
   2,100         2      Illumina, Inc.                                              20,349
   4,768         2      Immucor, Inc.                                               145,948
   3,745         2      Immunogen, Inc.                                             26,103
   4,163         2      Immunomedics, Inc.                                          14,737
   5,200         2      Impax Laboratories, Inc.                                    89,154
   3,400         2      InKine Pharmaceutical Co., Inc.                             16,184
   7,000         2      Incyte Genomics, Inc.                                       62,720
   4,900         2      Indevus Pharmaceuticals, Inc.                               24,745
   3,200         2      Inspire Pharmaceuticals, Inc.                               47,360
   1,900         2      Integra Lifesciences Corp.                                  71,592
   2,948         2      InterMune, Inc.                                             33,637
   2,642         2      Intermagnetics General Corp.                                66,816
   2,900         2      Intuitive Surgical, Inc.                                    115,710
   2,663                Invacare Corp.                                              123,936
   1,100         2      Inverness Medical Innovations, Inc.                         27,841
   4,678         2      Isis Pharmaceuticals, Inc.                                  23,764
   2,500         2      Isolagen, Inc.                                              17,025
   300           2      Ista Pharmaceuticals, Inc.                                  3,051
   3,250         2      KV Pharmaceutical Co., Class A                              66,787
   1,200         2      Kensey Nash Corp.                                           38,748
   1,700         2      Keryx Biopharmaceuticals, Inc.                              24,310
   2,600         2      Kindred Healthcare, Inc.                                    71,214
   1,078         2      Kos Pharmaceuticals, Inc.                                   35,596
   1,800         2      Kosan Biosciences, Inc.                                     12,726
   2,100         2      Kyphon, Inc.                                                57,687
   1,850                LCA Vision, Inc.                                            49,302
   1,200         2      Labone, Inc.                                                40,260
   600           2      Lannett Co., Inc.                                           5,874
   1,600         2      Laserscope                                                  47,280
   5,650         2      Lexicon Genetics, Inc.                                      37,855
   3,400         2      LifeCell Corp.                                              30,260
   3,900         2      LifePoint Hospitals, Inc.                                   147,420
   1,000         2      Lifeline Systems, Inc.                                      27,290
   6,753         2      Ligand Pharmaceuticals, Inc., Class B                       70,299
   2,139         2      Luminex Corp.                                               16,556
   2,400         2      Magellan Health Services, Inc.                              89,136
   500           2      Mannkind Corp.                                              7,045
   100           2      Marshall Edwards, Inc.                                      708
   1,200         2      Matria Healthcare, Inc.                                     55,044
   2,892                Matthews International Corp., Class A                       100,381
   3,500         2      Maxim Pharmaceuticals, Inc.                                 8,295
   2,007         2      Maxygen, Inc.                                               22,067
   500           2      MedCath Corp.                                               11,670
   8,400         2      Medarex, Inc.                                               79,884
   900           2      Medical Action Industries, Inc.                             16,632
   1,100         2      Medical Staffing Network Holdings, Inc.                     7,612
   4,500         2      Medicines Co.                                               123,795
   3,976                Mentor Corp.                                                124,489
   700           2      Merge Technologies, Inc.                                    12,985
   2,354         2      Merit Medical Systems, Inc.                                 33,380
   3,200         2      Microtek Medical Holdings, Inc.                             12,768
   1,671         2      Molecular Devices Corp.                                     31,716
   900           2      Molina Healthcare, Inc.                                     44,757
   700           2      Myogen, Inc.                                                4,718
   2,800         2      Myriad Genetics, Inc.                                       69,328
   3,621                NDCHealth Corp.                                             56,343
   3,339         2      NPS Pharmaceuticals, Inc.                                   55,094
   5,403         2      Nabi Biopharmaceuticals                                     69,753
   4,300         2      Nanogen, Inc.                                               22,145
   600                  National Healthcare Corp.                                   19,644
   2,274         2      NeoPharm, Inc.                                              24,946
   1,600         2      Neurogen Corp.                                              15,296
   2,400         2      Northfield Laboratories, Inc.                               45,168
   2,401         2      Noven Pharmaceuticals, Inc.                                 43,734
   1,300         2      NuVasive, Inc.                                              16,562
   1,100         2      Nutraceutical International Corp.                           16,478
   3,466         2      Nuvelo, Inc.                                                27,381
   4,600         2      OCA, Inc.                                                   25,484
   4,075         2      Odyssey Healthcare, Inc.                                    47,392
   1,800         2      Omnicell, Inc.                                              15,300
   3,100         2      Onyx Pharmaceuticals, Inc.                                  90,024
   1,425                Option Care, Inc.                                           24,638
   3,600         2      OraSure Technologies, Inc.                                  20,556
   4,300         2      OrthoLogic Corp.                                            25,585
   5,100         2      Orthovita, Inc.                                             19,533
   4,900         2      Oscient Pharmaceutical Corp.                                16,268
   3,526                Owens & Minor, Inc.                                         100,667
   776           2      PDI, Inc.                                                   15,504
   6,961         2      PSS World Medical, Inc.                                     87,361
   3,200         2      Pain Therapeutics, Inc.                                     22,336
   4,800         2      Palatin Technologies, Inc.                                  11,040
   900           2      Palomar Medical Technologies, Inc.                          22,500
   3,100         2      Par Pharmaceutical Cos., Inc.                               117,490
   3,105         2      Parexel International Corp.                                 73,651
   1,800         2      Pediatrix Medical Group                                     120,222
   2,100         2      Penwest Pharmaceuticals Co.                                 22,218
   443           2      Per-Se Technologies, Inc.                                   6,468
   11,413        2      Peregrine Pharmaceuticals, Inc.                             13,696
   5,774                Perrigo Co.                                                 99,024
   1,700         2      Pharmacyclics, Inc.                                         15,997
   1,400         2      Pharmion Corp.                                              50,764
   7,300         2      Pharmos Corp.                                               7,300
   2,654                PolyMedica Industries, Inc.                                 99,339
   1,800         2      Possis Corp.                                                20,682
   3,300         2      Pozen, Inc.                                                 25,443
   5,261         2      Praecis Pharmaceuticals, Inc.                               8,207
   3,100         2      Priority HealthCare Corp., Class B                          71,486
   900           2      Progenics Pharmaceuticals, Inc.                             18,234
   4,540         2      Province Heathcare Co.                                      102,786
   200           2      ProxyMed, Inc.                                              1,994
   1,300         2      Psychiatric Solutions, Inc.                                 46,020
   4,200         2      Quidel Corp.                                                19,152
   2,300         2      Regeneration Technologies, Inc.                             23,656
   3,412         2      Regeneron Pharmaceuticals, Inc.                             24,566
   1,799         2      RehabCare Group, Inc.                                       48,609
   100           2      Renovis, Inc.                                               1,207
   1,200         2      Res-Care, Inc.                                              19,092
   656           2      Rigel Pharmaceuticals, Inc.                                 12,589
   1,000         2      SFBC International, Inc.                                    39,210
   3,750         2      Salix Pharmaceuticals Ltd.                                  56,438
   300           2      Santarus, Inc.                                              1,908
   4,400         2      SciClone Pharmaceuticals, Inc.                              12,892
   2,300         2      Seattle Genetics, Inc.                                      13,616
   8,300                Select Medical Corp.                                        147,159
   3,200         2      Serologicals Corp.                                          75,648
   2,000         2      Sierra Health Services, Inc.                                109,860
   2,800         2      Sola International, Inc.                                    77,308
   2,700         2      Sonic Innovations, Inc.                                     13,230
   1,387         2      SonoSight, Inc.                                             44,010
   700           2      Specialty Labratories, Inc.                                 7,168
   6,300         2      Steris Corp.                                                149,436
   9,760         2      Stewart Enterprises, Inc., Class A                          62,659
   1,388         2      Sunrise Senior Living, Inc.                                 63,612
   4,426         2      SuperGen, Inc.                                              21,997
   832           2      SurModics, Inc.                                             24,436
   3,500         2      Sybron Dental Specialties, Inc.                             132,160
   400           2      Symbion, Inc.                                               8,028
   2,200         2      Tanox, Inc.                                                 26,114
   4,300         2      Techne Corp.                                                149,941
   4,600         2      Telik, Inc.                                                 87,492
   1,700         2      Third Wave Technologies, Inc.                               12,206
   3,330         2      Thoratec Laboratories Corp.                                 33,134
   3,303         2      Transkaryotic Therapies, Inc.                               79,206
   2,200         2      TriPath Imaging, Inc.                                       19,030
   2,835         2      TriZetto Group, Inc.                                        24,551
   1,590         2      Trimeris, Inc.                                              19,112
   2,900         2      United Surgical Partners International, Inc.                114,231
   2,173         2      United Therapeutics Corp.                                   92,722
   1,800         2      Urologix, Inc.                                              9,810
   4,343         2      VISX, Inc.                                                  116,740
   7,500                Valeant Pharmaceuticals International                       187,275
   3,160         2      Varian, Inc.                                                126,179
   974           2      Ventana Medical Systems                                     65,531
   2,100         2      Ventiv Health, Inc.                                         49,119
   7,300         2      Vertex Pharmaceuticals, Inc.                                74,241
   2,800         2      Viasys Healthcare, Inc.                                     51,212
   4,600         2      Vicuron Pharmaceuticals, Inc.                               69,690
   5,000         2      Vion Pharmaceuticals, Inc.                                  17,200
   1,200         2      VistaCare, Inc., Class A                                    18,420
   501                  Vital Signs, Inc.                                           20,120
   218           2      WebMD Corp.                                                 1,646
   500           2      Wellcare Group, Inc.                                        17,600
   2,684                West Pharmaceutical Services, Inc.                          70,052
   1,800         2      Wilson Greatbatch Technology, Inc.                          32,040
   2,400         2      Wright Medical Group, Inc.                                  65,880
   400                  Young Innovations, Inc.                                     13,992
   3,900         2      Zila, Inc.                                                  15,288
   894           2      Zoll Medical Corp.                                          29,144
   1,400         2      Zymogenetics, Inc.                                          28,910
   4,425         2      eResearch Technology, Inc.                                  54,339
                        Total                                                       12,471,514
                        Industrials--13.9%
   800           2      A.S.V., Inc.                                                32,080
   3,767         2      AAR Corp.                                                   43,886
   3,404                ABM Industries, Inc.                                        62,293
   700           2      AMERCO                                                      31,829
   800           2      Aaon, Inc.                                                  11,584
   3,000                Aceto Corp.                                                 28,200
   2,400         2      Actuant Corp.                                               125,400
   3,877                Acuity Brands, Inc.                                         106,501
   1,926         2      Administaff, Inc.                                           28,100
   7,594         2      AirTran Holdings, Inc.                                      64,853
   2,151         2      Alaska Air Group, Inc.                                      64,078
   2,356                Albany International Corp., Class A                         80,457
   3,959                Alexander and Baldwin, Inc.                                 182,114
   3,200         2      America West Holdings Corp., Class B                        16,032
   2,000         2      American Superconductor Corp.                               23,380
   1,000                American Woodmark Corp.                                     41,480
   800                  Ameron, Inc.                                                28,952
   800                  Angelica Corp.                                              22,912
   3,100                Apogee Enterprises, Inc.                                    41,447
   3,089                Applied Industrial Technologies, Inc.                       89,396
   900                  Applied Signal Technology, Inc.                             26,523
   1,384                Arkansas Best Corp.                                         55,595
   2,520         2       Armor Holdings, Inc.                                       110,804
   4,138         2      Artesyn Technologies, Inc.                                  42,125
   300           2      Asset Acceptance Capital Corp.                              6,144
   1,261         2      Astec Industries, Inc.                                      21,790
   783                  Aura Systems, Inc., Warrants                                0
   2,100                Aviall, Inc.                                                60,501
   3,600         2      BE Aerospace, Inc.                                          38,844
   2,976                Baldor Electric Co.                                         83,417
   2,500                Banta Corp.                                                 108,275
   1,478                Barnes Group, Inc.                                          37,911
   3,155                Bowne & Co., Inc.                                           46,852
   3,274                Brady (W.H.) Co.                                            92,949
   1,273         2      Bright Horizons Family Solutions, Inc.                      74,598
   650           2      Bucyrus International, Inc.                                 23,855
   2,229                C&D Technologies, Inc.                                      33,859
   1,351                CDI Corp.                                                   28,371
   1,100                CIRCOR International, Inc.                                  25,135
   2,309                CLARCOR, Inc.                                               125,771
   6,000         2      Capstone Turbine Corp.                                      10,380
   1,100                Cascade Corp.                                               40,260
   1,909         2      Casella Waste Systems, Inc.                                 27,165
   1,900         2      Central Freight Lines, Inc.                                 11,913
   1,665                Central Parking Corp.                                       23,776
   5,759         2      Century Business Services, Inc.                             25,109
   2,100         2      Ceradyne, Inc.                                              70,833
   600           2      Charles River Associates, Inc.                              26,076
   1,445         2      CoStar Group, Inc.                                          62,063
   2,525         2      Coinstar, Inc.                                              63,125
   2,800         2      Comfort Systems USA, Inc.                                   19,068
   550           2      Commercial Vehicle Group, Inc.                              10,450
   1,100         2      Consolidated Graphics, Inc.                                 46,420
   5,500         2      Continental Airlines, Inc., Class B                         57,310
   1,600         2      Cornell Corrections, Inc.                                   24,304
   3,597         2      Corrections Corp. of America                                147,801
   900           2      Covenant Transport, Inc., Class A                           18,671
   1,400                Cubic Corp.                                                 31,920
   1,648         2      Cuno, Inc.                                                  94,645
   1,832                Curtiss Wright Corp.                                        93,780
   1,721         2      DRS Technologies, Inc.                                      69,873
   11,600        2      Delta Air Lines, Inc.                                       62,524
   2,000         2      DiamondCluster International, Inc., Class A                 29,910
   2,300         2      Dollar Thrifty Automotive Group                             71,783
   700                  Ducommun, Inc.                                              14,707
   1,100         2      Duratek, Inc.                                               30,833
   4,300         2      Dycom Industries, Inc.                                      116,831
   1,400                EDO Corp.                                                   44,730
   3,742         2      EGL, Inc.                                                   113,121
   1,383         2      ESCO Technologies, Inc.                                     99,313
   1,479         2      Electro Rent Corp.                                          20,676
   2,267                ElkCorp                                                     91,768
   1,378         2      Emcor Group, Inc.                                           59,199
   1,800         2      EnPro Industries, Inc.                                      47,970
   1,550         2      Encore Wire Corp.                                           19,375
   800           2      EnerSys, Inc.                                               12,120
   1,675         2      Energy Conversion Devices, Inc.                             28,860
   1,925                Engineered Support Systems, Inc.                            111,669
   1,400                Ennis Business Forms, Inc.                                  23,982
   2,151         2      Esterline Technologies Corp.                                64,552
   1,000         2      Exponent, Inc.                                              24,950
   3,100         2      ExpressJet Holdings, Inc.                                   34,193
   3,850         2      FTI Consulting, Inc.                                        74,690
   4,313                Federal Signal Corp.                                        71,294
   700           2      First Advantage Corp., Class A                              15,050
   2,000         2      Flanders Corp.                                              18,500
   1,600                Florida East Coast Industries, Inc.                         68,896
   4,900         2      Flowserve Corp.                                             122,255
   4,138         2      Flyi, Inc.                                                  7,573
   1,901         2      Forward Air Corp.                                           81,011
   1,440                Franklin Electronics, Inc.                                  63,346
   3,261         2      Frontier Airlines, Inc.                                     27,653
   3,840         2      Fuelcell Energy, Inc.                                       35,021
   1,555                G & K Services, Inc., Class A                               69,337
   1,845         2      Gardner Denver, Inc.                                        69,852
   4,590         2      GenCorp, Inc.                                               85,282
   600           2      General Binding Corp.                                       8,154
   3,567         2      General Cable Corp.                                         43,054
   1,550         2      Genesee & Wyoming, Inc., Class A                            39,153
   1,254         2      Genlyte Group, Inc.                                         100,333
   900           2      Geo Group, Inc.                                             26,955
   2,100                Gevity HR, Inc.                                             43,260
   2,600         2      Global Power Equipment Group                                24,856
   900                  Gorman Rupp Co.                                             20,340
   2,966                Granite Construction, Inc.                                  73,853
   200                  Greenbrier Cos., Inc.                                       5,576
   900           2      Greg Manning Auctions, Inc.                                 10,440
   2,929         2      Griffon Corp.                                               78,878
   2,591                Harland (John H.) Co.                                       94,312
   1,400                Healthcare Services Group, Inc.                             27,300
   4,300                Heartland Express, Inc.                                     91,332
   1,658                Heico Corp.                                                 36,095
   1,922         2      Heidrick & Struggles International, Inc.                    63,522
   1,400         2      Herley Industries, Inc.                                     27,608
   1,869                Hexcel Corp.                                                27,530
   400           2      Hub Group, Inc.                                             21,784
   1,300         2      Hudson Highland Group, Inc.                                 37,947
   4,487                IDEX Corp.                                                  172,974
   1,074         2      II-VI, Inc.                                                 39,792
   1,500         2      Imagistics International, Inc.                              51,375
   200           2      Infrasource Services, Inc.                                  2,420
   900           2      Innovative Solutions and Support, Inc.                      25,709
   2,692         2      Insituform Technologies, Inc., Class A                      42,291
   906           2      Insurance Automotive Auctions, Inc.                         19,959
   3,003         2      Integrated Electrical Services                              11,952
   1,100         2      Intersections, Inc.                                         16,632
   1,843         2      Ionics, Inc.                                                80,834
   4,363                JLG Industries, Inc.                                        76,832
   3,700                Jackson Hewitt Tax Service, Inc.                            82,436
   6,878         2      Jacuzzi Brands, Inc.                                        69,468
   7,350                Joy Global, Inc.                                            205,286
   1,700         2      KForce Com, Inc.                                            18,819
   1,800         2      KVH Industries, Inc.                                        18,216
   1,228         2      Kadant, Inc.                                                23,700
   2,241                Kaman Corp., Class A                                        26,556
   6,100         2      Kansas City Southern Industries, Inc.                       106,506
   2,568                Kaydon Corp.                                                79,685
   1,520                Kelly Services, Inc., Class A                               44,232
   3,595                Kennametal, Inc.                                            175,939
   1,935         2      Kirby Corp.                                                 85,217
   3,348         2      Knight Transportation, Inc.                                 82,361
   3,208         2      Korn/Ferry International                                    63,294
   1,700         2      LECG Corp.                                                  30,379
   1,775                LSI Industries, Inc.                                        20,271
   4,170         2      Labor Ready, Inc.                                           66,053
   9,400         2      Laidlaw International, Inc.                                 204,638
   5,848         2      Landstar System, Inc.                                       203,393
   425                  Lawson Products, Inc.                                       21,191
   1,400         2      Layne Christensen Co.                                       25,900
   1,426         2      Learning Tree International, Inc.                           19,779
   4,060                Lennox International, Inc.                                  81,038
   3,320                Lincoln Electric Holdings                                   106,738
   1,072                Lindsay Manufacturing Co.                                   24,356
   2,325         2      MOOG, Inc., Class A                                         101,114
   600           2      MTC Technologies, Inc.                                      19,488
   2,400         2      Magnetek, Inc.                                              14,568
   2,352                Manitowoc, Inc.                                             85,613
   400           2      Marten Transport Ltd.                                       9,476
   2,000         2      Mastec, Inc.                                                17,780
   756                  McGrath Rentcorp.                                           32,478
   1,199         2      Medis Technologies Ltd.                                     23,225
   2,347         2      Mercury Computer Systems, Inc.                              72,687
   3,222         2      Mesa Air Group, Inc.                                        23,746
   2,400         2      Microvision, Inc.                                           13,032
   600                  Middleby Corp.                                              30,222
   5,616                Milacron, Inc.                                              17,803
   1,876                Mine Safety Appliances Co.                                  91,849
   1,076         2      Mobile Mini, Inc.                                           36,810
   3,481                Mueller Industries, Inc.                                    110,348
   414                  NACCO Industries, Inc., Class A                             41,379
   1,927         2      NCI Building System, Inc.                                   73,130
   2,327         2      NCO Group, Inc.                                             53,009
   4,239         2      Navigant Consulting, Inc.                                   101,439
   2,686                Nordson Corp.                                               101,074
   7,100         2      Northwest Airlines Corp., Class A                           52,469
   300           2      NuCo2, Inc.                                                 6,576
   1,450         2      Old Dominion Freight Lines, Inc.                            51,258
   4,362         2      Orbital Sciences Corp.                                      44,318
   2,100                Overnite Corp.                                              64,848
   400           2      P.A.M. Transportation Services, Inc.                        7,280
   766           2      PICO Holdings, Inc.                                         16,469
   3,737         2      PRG-Schultz International, Inc.                             20,740
   3,000         2      Pacer International, Inc.                                   58,680
   970                  Penn Engineering & Manufacturing Corp.                      17,703
   1,200         2      Perini Corp.                                                20,736
   1,400         2      Pinnacle Airlines Corp.                                     16,870
   5,600         2      Plug Power, Inc.                                            30,464
   1,300         2      Portfolio Recovery Associates, Inc.                         53,820
   600           2      Powell Industries, Inc.                                     10,920
   5,800         2      Power-One, Inc.                                             43,094
   1,331         2      Pre-Paid Legal Services, Inc.                               49,407
   1,400         2      Princeton Review (The), Inc.                                7,994
   6,500         2      Quanta Services, Inc.                                       48,620
   900                  Quixote Corp.                                               17,991
   3,000         2      RailAmerica, Inc.                                           38,910
   1,400                Raven Industries, Inc.                                      25,732
   2,398                Regal Beloit Corp.                                          72,276
   2,586                Reliance Steel & Aluminum Co.                               99,225
   1,900         2      Resources Connection, Inc.                                  96,919
   1,047                Robbins & Myers, Inc.                                       23,516
   1,727                Rollins, Inc.                                               42,830
   1,801         2      SCS Transportation, Inc.                                    42,179
   800           2      SI International, Inc.                                      20,480
   4,200         2      SITEL Corp.                                                 10,164
   1,474         2      SOURCECORP, Inc.                                            26,532
   800                  Schawk, Inc.                                                15,328
   1,260         2      School Specialty, Inc.                                      49,001
   474                  Sequa Corp., Class A                                        27,848
   5,700         2      Shaw Group, Inc.                                            95,817
   3,408                Simpson Manufacturing Co., Inc.                             122,347
   5,300                SkyWest, Inc.                                               91,266
   1,704                Smith (A.O.) Corp.                                          46,195
   4,141         2      Sothebys Holdings, Inc., Class A                            74,290
   6,065         2      Spherion Corp.                                              47,307
   1,530                Standard Register                                           19,110
   1,177                Standex International Corp.                                 33,921
   3,265                Stewart & Stevenson Services                                66,737
   1,300                Strayer Education, Inc.                                     139,555
   4,400         2      Swift Transportation Co.                                    98,120
   500                  Sypris Solutiions, Inc.                                     5,785
   900           2      TRC Cos., Inc.                                              14,202
   1,626                Tecumseh Products Co., Class A                              66,064
   3,400         2      TeleTech Holdings, Inc.                                     36,108
   2,952         2      Teledyne Technologies, Inc.                                 88,767
   761                  Tennant Co.                                                 29,458
   4,462                Terex Corp.                                                 192,089
   5,587         2      Tetra Tech, Inc.                                            82,855
   5,300                Thomas & Betts Corp.                                        154,813
   1,176                Thomas Industries, Inc.                                     45,852
   2,452                Toro Co.                                                    204,129
   2,521                Tredegar Industries, Inc.                                   42,731
   1,029         2      Trex Co. Inc.                                               50,472
   3,836                Trinity Industries, Inc.                                    116,039
   1,410         2      Triumph Group, Inc.                                         49,985
   2,500         2      U.S.G. Corp.                                                80,250
   2,828                URS Corp.                                                   79,778
   600           2      US Xpress Enterprises, Inc., Class A                        17,958
   2,833                USF Corp.                                                   93,376
   1,100         2      Ultralife Batteries, Inc.                                   20,053
   1,100                United Industrial Corp.                                     37,191
   3,900         2      United Rentals, Inc.                                        66,339
   3,093                United Stationers, Inc.                                     134,267
   1,538                Universal Forest Products, Inc.                             60,182
   1,300         2      Universal Technical Institute, Inc.                         47,580
   4,300         2      Valence Technology, Inc.                                    13,330
   1,364                Valmont Industries, Inc.                                    33,050
   928           2      Vertrue, Inc.                                               34,819
   1,666                Vicor Corp.                                                 23,241
   774           2      Volt Information Science, Inc.                              24,722
   2,472         2      Wabash National Corp.                                       62,739
   3,735                Wabtec Corp.                                                69,620
   2,351                Walter Industries, Inc.                                     82,332
   2,500         2      Washington Group International, Inc.                        98,450
   4,286         2      Waste Connections, Inc.                                     134,838
   500           2      Water Pik Technologies, Inc.                                9,500
   1,848                Watsco, Inc.                                                63,959
   2,900                Watson Wyatt & Co. Holdings                                 76,096
   2,180                Watts Industries, Inc., Class A                             69,869
   4,300                Werner Enterprises, Inc.                                    91,676
   898                  Woodward Governor Co.                                       63,969
   3,700                York International Corp.                                    134,384
                        Total                                                       14,443,613
                        Information Technology--16.3%
   1,900         2      24/7 Media, Inc.                                            5,985
   2,700         2      AMIS Holdings, Inc.                                         29,052
   3,170         2      ATMI, Inc.                                                  72,054
   2,732         2      Accelrys, Inc.                                              15,490
   3,151         2      Actel Corp.                                                 53,283
   4,300         2      ActivCard Corp.                                             34,400
   3,600         2      Actuate Software Corp.                                      9,108
   9,900         2      Adaptec, Inc.                                               59,400
   700           2      Ade Corp.                                                   12,607
   6,294         2      Advanced Digital Information Corp.                          65,835
   1,869         2      Advanced Energy Industries, Inc.                            13,363
   2,800         2      Advent Software, Inc.                                       53,900
   5,994         2      Aeroflex, Inc.                                              57,662
   4,700         2      Agile Software Corp.                                        34,357
   3,279                Agilysys, Inc.                                              55,284
   2,800         2      Airspan Networks, Inc.                                      12,124
   2,988         2      Alliance Semiconductor Corp.                                8,964
   1,800         2      Altiris, Inc.                                               58,518
   2,080         2       Anaren Microwave, Inc.                                     24,898
   3,230         2      Anixter International, Inc.                                 107,979
   300           2      Ansoft Corp.                                                6,138
   3,600         2      AnswerThink Consulting Group, Inc.                          16,740
   3,300         2      Ansys, Inc.                                                 106,590
   2,400         2      Anteon International Corp.                                  82,368
   1,400         2      Applied Films Corp.                                         29,918
   6,279         2      Ariba, Inc.                                                 87,153
   7,600         2      Arris Group, Inc.                                           47,044
   6,425         2      Ascential Software Corp.                                    91,942
   3,900         2      Asiainfo Holdings, Inc.                                     19,812
   3,700         2      Aspect Communications Corp.                                 41,292
   4,979         2      Aspen Technology, Inc.                                      25,393
   4,248         2      Asyst Technologies, Inc.                                    18,691
   1,340         2      Atari, Inc.                                                 3,109
   400           2      Atheros Communications                                      4,320
   2,098         2      Audiovox Corp., Class A                                     34,407
   1,300         2      August Technology Corp.                                     12,649
   2,400         2      Authentidate Holding Corp.                                  12,048
   4,000         2      Autobytel.com, Inc.                                         22,320
   6,100         2      Avanex Corp.                                                14,152
   9,000         2      Axcelis Technologies, Inc.                                  67,230
   1,400                BEI Technologies, Inc.                                      39,466
   1,000                Bel Fuse, Inc.                                              33,190
   4,272                Belden CDT, Inc.                                            86,764
   3,728         2      Benchmark Electronics, Inc.                                 119,184
   10,900        2      Bisys Group, Inc.                                           167,533
   1,622                Black Box Corp.                                             75,472
   400           2      Blackboard Inc.                                             7,156
   1,100         2      Blue Coat Systems, Inc.                                     28,325
   7,220         2      Borland Software Corp.                                      61,948
   2,100         2      Brightpoint, Inc.                                           37,611
   23,500        2      Brocade Communications Systems, Inc.                        145,700
   4,101         2      Brooks Automation, Inc.                                     62,704
   3,724         2      C-COR Electronics, Inc.                                     29,680
   2,908         2      CACI International, Inc., Class A                           151,652
   238           2      CCC Information Service Group, Inc.                         5,519
   34,100        2      CMG Information Services, Inc.                              64,449
   11,500        2      CNET, Inc.                                                  126,500
   5,300         2      CSG Systems International, Inc.                             96,036
   3,250                CTS Corp.                                                   43,258
   2,200         2      Cabot Microelectronics Corp.                                66,946
   1,600         2      California Micro Devices Corp.                              10,144
   2,100         2      Captaris, Inc.                                              10,311
   1,400         2      Carreker-Antinori, Inc.                                     10,486
   1,500         2      Carrier Access Corp.                                        11,070
   600           2      Catapult Communications Corp.                               13,380
   3,432         2      Checkpoint Systems, Inc.                                    53,402
   200           2      Cherokee International Corp                                 1,680
   6,500         2      Chordiant Software, Inc.                                    13,130
   4,580         2      Ciber, Inc.                                                 38,564
   7,400         2      Cirrus Logic, Inc.                                          33,966
   4,000                Cognex Corp.                                                104,440
   2,744         2      Coherent, Inc.                                              82,320
   2,621                Cohu, Inc.                                                  44,216
   5,200         2      CommScope, Inc.                                             78,156
   1,650         2      Comtech Telecommunications Corp.                            54,186
   1,700         2      Concord Communications, Inc.                                17,544
   2,300         2      Concur Technologies, Inc.                                   18,377
   2,200         2      Corillian Corp.                                             9,350
   1,400         2      Covansys Corp.                                              20,020
   7,700         2      Cray, Inc.                                                  29,645
   8,740         2      Credence Systems Corp.                                      69,920
   1,300         2      CyberGuard Corp.                                            7,631
   1,000         2      Cyberoptics Corp.                                           13,510
   3,500         2      Cybersource Corp.                                           21,735
   4             2      CycleLogic, Inc.                                            0
   3,200         2      Cymer, Inc.                                                 84,864
   1,900         2      DDI Corp.                                                   4,579
   1,818         2      DSP Group, Inc.                                             45,105
   1,300         2      Daktronics, Inc.                                            32,396
   1,500         2      Digi International, Inc.                                    22,335
   1,483         2      Digimarc Corp.                                              13,036
   3,490         2      Digital Insight Corp.                                       58,004
   2,900         2      Digital River, Inc.                                         113,419
   1,400         2      Digital Theater Systems, Inc.                               28,574
   4,667         2      Digitas, Inc.                                               48,723
   650           2      Diodes, Inc.                                                13,780
   2,001         2      Dionex Corp.                                                118,439
   2,700         2      Ditech Communications Corp.                                 35,910
   4,300         2      Dot Hill Systems Corp.                                      27,090
   10,200        2      DoubleClick, Inc.                                           83,232
   1,860         2      Dupont Photomasks, Inc.                                     49,420
   6,900         2      E.piphany, Inc.                                             29,601
   1,300         2      EPIQ Systems, Inc.                                          18,993
   3,584         2      ESS Technology, Inc.                                        21,683
   13,500        2      Eagle Broadband, Inc.                                       6,885
   12,600        2      EarthLink Network, Inc.                                     126,378
   2,500         2      Echelon Corp.                                               17,850
   2,539         2      Electro Scientific Industries, Inc.                         44,864
   4,500         2      Electronics for Imaging, Inc.                               76,500
   1,689         2      Embarcadero Technologies, Inc.                              13,242
   7,400         2      Emulex Corp.                                                121,138
   4,000         2      Entegris, Inc.                                              35,560
   19,000        2      Enterasys Networks, Inc.                                    26,790
   5,100         2      Entrust Technologies, Inc.                                  17,952
   3,900         2      Epicor Software Corp.                                       52,611
   800           2      Equinix, Inc.                                               33,552
   2,600         2      Euronet Worldwide, Inc.                                     62,530
   4,644         2      Exar Corp.                                                  66,734
   950           2      Excel Technology, Inc.                                      22,040
   9,800         2      Extreme Networks, Inc.                                      62,720
   3,296         2      F5 Networks, Inc.                                           158,010
   2,131         2      FEI Co.                                                     42,961
   2,100         2      FSI International, Inc.                                     9,009
   1,800                FactSet Research Systems                                    96,120
   2,373         2      FalconStor Software, Inc.                                   19,364
   1,300         2      Faro Technologies, Inc.                                     37,492
   3,437         2      Filenet Corp.                                               76,817
   1,600         2      FindWhat.com                                                25,440
   14,000        2      Finisar Corp.                                               24,500
   2,400         2      FormFactor, Inc.                                            54,648
   1,241         2      Forrester Research, Inc.                                    19,918
   5,441         2      Gartner Group, Inc., Class A                                61,483
   800           2      Gartner Group, Inc., Class B                                8,896
   20,100        2      Gateway, Inc.                                               95,073
   2,600         2      Genesis Microchip, Inc.                                     33,020
   2,100         2      Global Imaging Systems, Inc.                                75,159
   250           2      Greenfield Online, Inc.                                     4,565
   6,500         2      Harmonic Lightwaves, Inc.                                   74,100
   2,951                Helix Technology Corp.                                      43,291
   9,000         2      Homestore.com, Inc.                                         21,240
   2,060         2      Hutchinson Technology, Inc.                                 72,718
   4,300         2      Hypercom Corp.                                              23,693
   3,592         2      Hyperion Solutions Corp.                                    172,560
   1,800         2      IGATE Capital Corp.                                         8,208
   400           2      INTAC International, Inc.                                   6,400
   1,644         2      IXYS Corp.                                                  16,062
   8,964         2      Identix, Inc.                                               56,832
   3,200                Imation Corp.                                               110,368
   3,897         2      InFocus Corp.                                               28,643
   3,100         2      InfoSpace.com, Inc.                                         146,351
   2,924         2      InfoUSA, Inc.                                               30,497
   1,200         2      Infocrossing, Inc.                                          21,588
   7,700         2      Informatica Corp.                                           59,598
   9,600         2      Integrated Device Technology, Inc.                          112,704
   3,565         2      Integrated Silicon Solution, Inc.                           23,244
   2,180                Inter-Tel, Inc.                                             57,748
   500           2      InterVideo, Inc.                                            6,410
   5,000         2      Interdigital Communications Corp.                           89,300
   4,018         2      Intergraph Corp.                                            119,375
   19,100        2      Internap Network Services Corp.                             12,606
   4,500         2      Internet Capital Group, Inc.                                33,840
   3,700         2      Internet Security Systems, Inc.                             82,695
   3,400         2      Intervoice, Inc.                                            40,358
   3,725         2      Interwoven, Inc.                                            33,935
   1,000         2      Intevac, Inc.                                               7,700
   1,500         2      Intrado, Inc.                                               20,160
   4,612         2      Iomega Corp.                                                24,167
   1,400         2      Itron, Inc.                                                 32,270
   2,300         2      Ixia                                                        35,696
   2,693         2      JDA Software Group, Inc.                                    32,370
   2,000         2      Jupitermedia Corp.                                          36,820
   350           2      Kanbay International, Inc.                                  9,433
   4,500                Keane, Inc.                                                 58,815
   1,056                Keithley Instruments, Inc.                                  18,015
   7,800         2      Kemet Corp.                                                 65,910
   1,418         2      Keynote Systems, Inc.                                       17,682
   100           2      Kintera, Inc.                                               725
   2,000         2      Komag, Inc.                                                 38,860
   6,400         2      Kopin Corp.                                                 23,744
   3,115         2      Kronos, Inc.                                                167,494
   4,594         2      Kulicke & Soffa Industries                                  30,642
   5,931         2      LTX Corp.                                                   34,459
   800                  Landauer, Inc.                                              37,392
   1,500         2      LaserCard, Corp.                                            12,615
   10,200        2      Lattice Semiconductor Corp.                                 45,798
   4,400         2      Lawson Software Inc.                                        28,820
   400           2      LeCroy Corp.                                                9,348
   4,000         2      Lexar Media, Inc.                                           15,360
   4,000         2      Lionbridge Technologies, Inc.                               25,120
   2,164         2      Littelfuse, Inc.                                            68,880
   8,900         2      LookSmart Ltd.                                              10,413
   2,200         2      MAPICS, Inc.                                                27,500
   1,663         2      MICROS Systems Corp.                                        116,244
   3,200         2      MIPS Technologies, Inc.                                     36,128
   2,900         2      MKS Instruments, Inc.                                       45,385
   9,558         2      MPS Group, Inc.                                             107,910
   1,758         2      MRO Software, Inc.                                          22,520
   9,590         2      MRV Communications, Inc.                                    34,716
   2,400                MSC Software Corp.                                          24,744
   2,200                MTS Systems Corp.                                           78,386
   4,400         2      Macrovision Corp.                                           102,652
   2,200         2      Magma Design Automation                                     29,700
   2,000         2      ManTech International Corp., Class A                        43,100
   2,712         2      Manhattan Associates, Inc.                                  59,528
   5,900         2      Manugistics Group, Inc.                                     12,626
   1,500         2      Mapinfo Corp.                                               19,290
   4,318         2      MatrixOne, Inc.                                             23,404
   3,371         2      Mattson Technology, Inc.                                    27,929
   1,679         2      Maximus, Inc.                                               50,504
   700                  Maxwell Technologies, Inc.                                  7,105
   10,600        2      McData Corp., Class A                                       44,520
   800           2      Measurement Specialties, Inc.                               20,552
   6,400         2      Mentor Graphics Corp.                                       89,152
   2,300         2      Merix Corp.                                                 21,206
   3,186                Methode Electronics, Inc., Class A                          39,921
   1,000         2      Metrologic Instruments, Inc.                                20,495
   6,200         2      Micrel, Inc.                                                53,568
   737           2      MicroStrategy, Inc., Class A                                53,580
   7,100         2      Micromuse, Inc.                                             36,494
   5,408                Microsemi Corp.                                             83,445
   3,500         2      Microtune, Inc.                                             16,170
   4,189         2      Midway Games, Inc.                                          40,759
   9,000         2      Mindspeed Technologies, Inc.                                20,925
   1,800         2      Mobility Electronics, Inc.                                  14,076
   2,100         2      Monolithic System Technology, Inc.                          12,201
   3,800         2      Mykrolis Corp.                                              50,122
   2,800         2      NIC, Inc.                                                   13,510
   3,800         2      NMS Communications Corp.                                    23,940
   900           2      Neoforma, Inc.                                              8,154
   4,794         2      Net2Phone, Inc.                                             11,937
   5,300         2      NetIQ Corp.                                                 62,328
   1,168         2      NetRatings, Inc.                                            21,316
   1,923         2      NetScout Systems, Inc.                                      12,153
   1,600         2      Netgear, Inc.                                               24,064
   3,100         2      Network Equipment Technologies, Inc.                        24,335
   3,900         2      Newport Corp.                                               50,700
   2,000         2      Novatel Wireless, Inc.                                      23,900
   12,000        2      ON Semiconductor Corp.                                      43,920
   1,100         2      OPNET Technologies, Inc.                                    8,976
   1,300         2      OSI Systems, Inc.                                           21,242
   6,000         2      Omnivision Technologies, Inc.                               97,380
   1,300         2      Open Solutions, Inc.                                        28,366
   5,833         2      Openwave Systems, Inc.                                      79,445
   9,700         2      Oplink Communications, Inc.                                 14,647
   4,800         2      Opsware, Inc.                                               27,552
   1,600         2      Optical Communication Products, Inc.                        3,168
   1,300         2      Overland Storage, Inc.                                      19,136
   652           2      PC Connections, Inc.                                        5,281
   1,881         2      PC-Tel, Inc.                                                14,484
   1,300         2      PDF Solutions, Inc.                                         18,889
   2,100         2      PLATO Learning, Inc.                                        15,351
   1,900         2      PLX Technology, Inc.                                        17,480
   2,961         2      Packeteer, Inc.                                             43,171
   3,839         2      PalmOne, Inc.                                               99,334
   1,710         2      PalmSource, Inc.                                            17,681
   2,800         2      Paradyne Networks, Inc.                                     7,084
   24,300        2      Parametric Technology Corp.                                 138,510
   1,592                Park Electrochemical Corp.                                  31,124
   3,252         2      Paxar Corp.                                                 77,560
   880           2      Pec Solutions, Inc.                                         10,771
   2,823         2      Pegasus Systems, Inc.                                       33,820
   700           2      Pegasystems, Inc.                                           4,739
   1,984         2      Pericom Semiconductor Corp.                                 16,646
   6,900         2      Perot Systems Corp.                                         101,775
   1,499         2      Photon Dynamics, Inc.                                       32,363
   3,324         2      Photronics, Inc.                                            49,860
   6,614         2      Pinnacle Systems, Inc.                                      28,308
   3,641         2      Pixelworks, Inc.                                            34,189
   1,400         2      Planar Systems, Inc.                                        12,698
   3,958         2      Plexus Corp.                                                45,596
   4,700         2      Portal Software, Inc.                                       13,254
   2,792         2      Power Integrations, Inc.                                    51,094
   6,400         2      Powerwave Technologies, Inc.                                50,368
   3,242         2      Presstek, Inc.                                              27,006
   5,200         2      Procurenet, Inc.                                            0
   3,214         2      Progress Software Corp.                                     69,230
   700                  QAD, Inc.                                                   5,782
   500           2      Quality Systems, Inc.                                       33,845
   16,100        2      Quantum Corp. - DLT & Storage Systems                       47,817
   4,500         2      Quest Software, Inc.                                        63,900
   2,500         2      RAE Systems, Inc.                                           16,950
   5,571         2      REMEC, Inc.                                                 39,554
   18,000        2      RF Micro Devices, Inc.                                      98,460
   7,100         2      RSA Security, Inc.                                          125,031
   1,849         2      RadiSys Corp.                                               32,265
   10,000        2      RealNetworks, Inc.                                          60,700
   2,800         2      Redback Networks, Inc.                                      19,096
   679                  Renaissance Learning, Inc.                                  11,142
   5,000         2      Retek, Inc.                                                 31,400
   1,700         2      Rofin-Sinar Technologies, Inc.                              68,170
   1,416         2      Rogers Corp.                                                60,208
   1,178         2      Rudolph Technologies, Inc.                                  18,554
   6,400         2      S1 Corp.                                                    52,896
   1,996         2      SBS Technologies, Inc.                                      26,008
   2,658         2      SERENA Software, Inc.                                       57,147
   1,316         2      SPSS, Inc.                                                  20,990
   1,100         2      SRA International, Inc.                                     61,083
   1,650                SS&C Technologies, Inc.                                     36,086
   10,800        2      Safeguard Scientifics, Inc.                                 18,576
   2,120         2      Safenet, Inc.                                               71,953
   700           2      Salesforce.com Inc.                                         9,590
   7,100         2      Sapient Corp.                                               55,948
   7,252         2      ScanSoft, Inc.                                              30,531
   1,300         2      ScanSource, Inc.                                            83,551
   2,803         2      SeaChange International, Inc.                               46,025
   4,152         2      Secure Computing Corp.                                      39,361
   4,489         2      SeeBeyond Technology Corp.                                  15,532
   1,443         2      Semitool, Inc.                                              14,358
   700           2      SiRF Technology Holdings, Inc.                              7,385
   2,200         2      Sigmatel Inc.                                               86,702
   23,594        2      Silicon Graphics, Inc.                                      31,144
   6,706         2      Silicon Image, Inc.                                         79,868
   7,300         2      Silicon Storage Technology                                  33,507
   500           2      Siliconix, Inc.                                             15,135
   800           2      SimpleTech, Inc.                                            3,184
   1,984         2      Sipex Corp.                                                 5,119
   14,300               Skyworks Solutions, Inc.                                    108,537
   2,200         2      Sohu.com, Inc.                                              34,518
   1,700         2      Sonic Solutions                                             30,277
   5,264         2      Sonicwall, Inc.                                             34,005
   3,300         2      Spatialight, Inc.                                           15,510
   1,827                SpectraLink Corp.                                           30,310
   300           2      Staktek Holdings, Inc.                                      1,212
   1,822         2      Standard Microsystems Corp.                                 28,879
   1,080                StarTek, Inc.                                               27,000
   2,700         2      Stellent, Inc.                                              23,085
   200           2      StorageNetworks, Inc.                                       0
   1,150         2      Stratasys, Inc.                                             39,273
   8,400         2      Stratex Networks, Inc.                                      19,152
   831           2      Supertex, Inc.                                              15,864
   4,300         2      Support.com, Inc.                                           26,359
   15,700        2      Sycamore Networks, Inc.                                     54,322
   2,200         2      Sykes Enterprises, Inc.                                     15,752
   4,100         2      Symmetricom, Inc.                                           39,893
   2,500         2      Synaptics, Inc.                                             92,675
   200           2      Synnex Corp.                                                4,500
   565                  Syntel, Inc.                                                9,498
   3,233         2      THQ, Inc.                                                   71,934
   100           2      TNS, Inc.                                                   2,226
   3,600         2      TTM Technologies                                            33,840
   4,279         2      Take-Two Interactive Software, Inc.                         150,835
   1,280                Talx Corp.                                                  44,915
   4,300         2      Taser International, Inc.                                   77,314
   3,638         2      Technitrol, Inc.                                            64,538
   5,200         2      Tekelec, Inc.                                               94,900
   6,100         2      Terayon Communication Systems, Inc.                         19,520
   24,400        2      Terremark Worldwide, Inc.                                   15,128
   2,000         2      Tessera Technologies, Inc.                                  77,800
   3,300         2      ThermoGenesis Corp.                                         18,975
   1,600         2      Tier Technologies, Inc., Class B                            13,296
   100           2      TippingPoint Technologies, Inc.                             4,701
   7,600         2      Titan Corp.                                                 127,680
   1,100         2      TransAct Technologies, Inc.                                 20,944
   3,741         2      Transaction Systems Architects, Inc., Class A               79,459
   13,400        2      Transmeta Corp.                                             14,740
   1,400         2      Trident Microsystems, Inc.                                  25,200
   5,032         2      Trimble Navigation Ltd.                                     178,938
   2,000         2      Tripath Technology, Inc.                                    2,500
   12,312        2      Triquint Semiconductor, Inc.                                41,615
   3,600         2      Tumbleweed Communications Corp.                             9,144
   3,300                Tyler Technologies, Inc.                                    25,245
   4,283         2      UNOVA, Inc.                                                 98,766
   1,087         2      Ulticom, Inc.                                               15,001
   2,000         2      Ultimate Software Group, Inc.                               25,400
   2,143         2      Ultratech Stepper, Inc.                                     31,738
   4,800         2      United Online, Inc.                                         51,744
   1,690         2      Universal Display Corp.                                     12,743
   7,100         2      ValueClick, Inc.                                            93,933
   3,346         2      Varian Semiconductor Equipment Associates, Inc.             114,701
   2,341         2      Veeco Instruments, Inc.                                     40,944
   1,000         2      Verint Systems, Inc.                                        38,130
   2,702         2      Verity, Inc.                                                32,613
   9,700         2      Verso Technologies, Inc.                                    4,753
   2,074         2      ViaSat, Inc.                                                46,167
   26,100        2      Vignette Corp.                                              34,191
   2,500         2      Viisage Technology, Inc.                                    17,825
   19,600        2      Vitesse Semiconductor Corp.                                 56,840
   1,500         2      WJ Communications, Inc.                                     5,228
   3,651         2      Watchguard Technologies, Inc.                               14,823
   2,700         2      WebEx Communications, Inc.                                  54,270
   2,288         2      Websense, Inc.                                              122,866
   6,100         2      Westell Technologies, Inc., Class A                         46,208
   6,400         2      Wind River Systems, Inc.                                    80,320
   2,500         2      Witness Systems, Inc.                                       44,525
   1,180                Woodhead Industries, Inc.                                   17,511
   1,806                X-Rite, Inc.                                                27,505
   14,100        2      Xybernaut Corp.                                             14,946
   4,125         2      Zhone Technologies, Inc.                                    8,580
   2,700                ZixIt Corp.                                                 10,071
   4,293         2      Zoran Corp.                                                 43,746
   1,621         2      Zygo Corp.                                                  17,701
   4,700         2      aQuantive, Inc.                                             43,569
   2,000         2      eCollege.com                                                20,820
   4,300         2      eFunds Corp.                                                95,890
   3,800         2      iPass, Inc.                                                 22,534
   1,300         2      iPayment Holdings, Inc.                                     61,048
   1,700         2      iVillage, Inc.                                              10,217
   1,500         2      j2 Global Communications, Inc.                              48,720
   5,100         2      webMethods, Inc.                                            29,325
                        Total                                                       16,866,796
                        Materials--6.0%
   9,900         2      AK Steel Holding Corp.                                      143,649
   1,866                AMCOL International Corp.                                   40,511
   5,400                Airgas, Inc.                                                127,008
   3,300                Albemarle Corp.                                             115,863
   3,100         2      Aleris International, Inc.                                  52,018
   8,200                Allegheny Technologies, Inc.                                196,800
   500                  American Vanguard Corp.                                     17,985
   500           2      Anchor Glass Container Corp.                                2,975
   3,300                Aptargroup, Inc.                                            160,017
   1,993                Arch Chemicals, Inc.                                        54,887
   1,655         2      Brush Engineered Materials, Inc.                            28,549
   2,690         2      Buckeye Technologies, Inc.                                  34,593
   3,651                Calgon Carbon Corp.                                         33,589
   2,365                Cambrex Corp.                                               52,763
   3,053         2      Caraustar Industries, Inc.                                  41,216
   2,057                Carpenter Technology Corp.                                  126,012
   1,770         2      Century Aluminium Co.                                       44,108
   1,429                Chesapeake Corp.                                            34,682
   1,740         2      Cleveland Cliffs, Inc.                                      113,935
   21,700               Coeur d'Alene Mines Corp.                                   76,601
   5,212                Commercial Metals Corp.                                     150,627
   1,000                Compass Minerals International, Inc.                        21,970
   11,454               Crompton Corp.                                              133,439
   15,600        2      Crown Holdings, Inc.                                        210,444
   3,500                Cytec Industries, Inc.                                      178,500
   992                  Deltic Timber Corp.                                         40,265
   1,898                Eagle Materials, Inc.                                       151,384
   3,300         2      FMC Corp.                                                   155,727
   3,801                Ferro Corp.                                                 75,374
   2,536                Fuller (H.B.) Co.                                           67,635
   2,983                Georgia Gulf Corp.                                          152,551
   2,118                Gibraltar Industries, Inc.                                  51,362
   2,857                Glatfelter (P.H.) Co.                                       38,798
   7,600         2      Grace (W.R.) & Co.                                          86,108
   9,118         2      GrafTech International Ltd.                                 74,221
   5,800         2      Graphic Packaging Corp.                                     38,976
   4,500                Great Lakes Chemical Corp.                                  119,025
   1,184                Greif Brothers Corp., Class A                               68,601
   3,500         2      Headwaters, Inc.                                            111,300
   13,000               Hecla Mining Co.                                            71,890
   10,800        2      Hercules, Inc.                                              156,708
   681                  Kronos Worldwide, Inc.                                      32,007
   4,620         2      Longview Fibre Co.                                          71,749
   2,472                MacDermid, Inc.                                             79,450
   2,000         2      Metal Management, Inc.                                      53,880
   1,600         2      Metals USA, Inc.                                            28,624
   1,863                Minerals Technologies, Inc.                                 116,400
   10,400        2      Mosaic Co./The                                              171,600
   2,159                Myers Industries, Inc.                                      27,937
   722                  NL Industries, Inc.                                         15,343
   1,600                NN, Inc.                                                    19,552
   1,100         2      Newmarket Corp.                                             21,912
   2,600         2      OM Group, Inc.                                              84,292
   1,200                Octel Corp.                                                 24,564
   6,423                Olin Corp.                                                  143,040
   3,368         2      Omnova Solutions, Inc.                                      16,739
   2,600         2      Oregon Steel Mills, Inc.                                    62,114
   8,242         2      Polyone Corp.                                               71,293
   1,388                Pope & Talbot, Inc.                                         21,000
   2,927                Potlatch Corp.                                              134,701
   800                  Quaker Chemical Corp.                                       18,320
   2,537                Quanex Corp.                                                133,751
   1,877         2      RTI International Metals                                    45,799
   2,304                Rock-Tenn Co.                                               31,956
   2,200                Royal Gold, Inc.                                            35,618
   2,067                Ryerson Tull, Inc.                                          27,429
   1,500                Schnitzer Steel Industries, Inc., Class A                   51,675
   3,559                Schulman (A.), Inc.                                         62,959
   1,493                Schweitzer-Mauduit International, Inc.                      50,075
   4,263                Sensient Technologies Corp.                                 96,983
   1,000                Silgan Holdings, Inc.                                       59,750
   2,247                Spartech Corp.                                              52,175
   3,956                Steel Dynamics, Inc.                                        149,537
   600                  Steel Technologies, Inc.                                    17,616
   530                  Stepan, Co.                                                 12,317
   3,690         2      Stillwater Mining Co.                                       39,040
   2,801         2      Symyx Technologies, Inc.                                    72,686
   2,900         2      Terra Industries, Inc.                                      23,345
   2,206                Texas Industries, Inc.                                      140,169
   500           2      Titanium Metals Corp.                                       14,950
   1,000         2      U.S. Concrete, Inc.                                         7,950
   7,583                USEC, Inc.                                                  88,873
   1,940                Valhi, Inc.                                                 29,740
   4,195                Wausau-Mosinee Paper Corp.                                  62,170
   4,303                Wellman, Inc.                                               45,182
   500           2      Westlake Chemical Corp.                                     15,700
   300           2      Wheeling Pittsburgh Corp.                                   10,440
                        Total                                                       6,245,068
                        Telecommunication Services--1.0%
   2,900         2      AT Road, Inc.                                               16,936
   900           2      AirGate PCS, Inc.                                           32,913
   6,200         2      Alamosa Holdings, Inc.                                      79,360
   100                  Alaska Communications Systems Holdings, Inc.                875
   1,800         2      Boston Communications Group, Inc.                           13,914
   3,560         2      Broadwing Corp.                                             19,580
   1,640                CT Communications, Inc.                                     18,844
   827           2      Centennial Cellular Corp., Class A                          7,195
   22,100        2      Cincinnati Bell, Inc.                                       93,925
   2,302                Commonwealth Telephone Enterprises, Inc.                    110,128
   1,200                D & E Communications, Inc.                                  14,220
   9,500         2      Dobson Communications Corp., Class A                        17,480
   1,000         2      EMS Technologies, Inc.                                      15,450
   4,176         2      General Communications, Inc., Class A                       41,676
   1,357                Golden Telecom, Inc.                                        38,159
   300           2      ITC DeltaCom, Inc.                                          327
   5,600         2      Infonet Services Corp., Class B                             11,424
   1,800                Iowa Telecommunication Services, Inc.                       36,450
   1,429                North Pittsburgh Systems, Inc.                              34,353
   5,100         2      Premiere Global Services, Inc.                              50,133
   4,595         2      Price Communications Corp.                                  79,815
   8,400         2      Primus Telecommunications Group, Inc.                       19,320
   5,400         2      SBA Communications, Corp.                                   46,224
   600                  Shenandoah Telecommunications Co.                           16,716
   1,400                SureWest Communications                                     33,922
   3,466         2      TALK America Holdings, Inc.                                 22,668
   4,900         2      Time Warner Telecom, Inc.                                   17,101
   2,500         2      Triton PCS, Inc., Class A                                   9,225
   2,040         2      USA Mobility, Inc.                                          72,522
   8,300         2      UbiquiTel, Inc.                                             58,017
   4,100         2      Wireless Facilities, Inc.                                   34,932
                        Total                                                       1,063,804
                        Utilities--3.3%
   1,479                American States Water Co.                                   38,380
   17,999        2      Aquila, Inc.                                                66,596
   5,609                Atmos Energy Corp.                                          155,369
   4,585                Avista Corp.                                                81,017
   3,400                Black Hills Corp.                                           101,286
   1,404                CH Energy Group, Inc.                                       66,409
   17,800        2      CMS Energy Corp.                                            187,434
   1,527                California Water Service Group                              49,566
   40,100        2      Calpine Corp.                                               133,533
   1,552                Cascade Natural Gas Corp.                                   31,723
   1,200                Central VT Public Service Corp.                             27,720
   4,280                Cleco Corp.                                                 84,444
   750                  Connecticut Water Service, Inc.                             20,003
   6,900                Duquesne Light Holdings, Inc.                               128,064
   4,315                El Paso Electric Co.                                        83,884
   2,861                Empire Distribution Electric Co.                            65,460
   3,300                Energen Corp.                                               193,512
   900                  EnergySouth, Inc.                                           25,974
   3,300                Idacorp, Inc.                                               99,957
   2,397                Laclede Group, Inc.                                         72,629
   1,742                MGE Energy, Inc.                                            62,555
   1,133                Middlesex Water Co.                                         20,677
   4,000                NICOR, Inc.                                                 147,680
   2,921                New Jersey Resources Corp.                                  128,086
   2,596                Northwest Natural Gas Co.                                   88,134
   2,371                Otter Tail Power Co.                                        59,275
   6,134                PNM Resources, Inc.                                         154,761
   3,400                Peoples Energy Corp.                                        145,622
   7,000                Piedmont Natural Gas, Inc.                                  162,610
   582                  SJW Corp.                                                   19,771
   10,066        2      Sierra Pacific Resources                                    99,049
   1,382                South Jersey Industries, Inc.                               73,661
   6,198                Southern Union Co.                                          144,537
   3,078                Southwest Gas Corp.                                         78,089
   2,560                Southwest Water Co.                                         34,069
   1,465                UIL Holdings Corp.                                          72,298
   2,806                UniSource Energy Corp.                                      85,583
   4,300                WGL Holdings, Inc.                                          130,548
                        Total                                                       3,419,965
                        Total Common Stocks (identified cost $69,282,515)           100,122,498
                        Preferred Stocks--0.0%
                        Health Care--0.0%
   76                   Genesis Health Ventures, Inc., Pfd. (IDENTIFIED
                        COST $28,732)                                               0
                        Corporate Bonds--0.0%
                        Industrials--0.0%
   294                  TIMCO Aviation Services, Sub. Note, 8.00%, 1/2/2007
                        (IDENTIFIED COST $32)                                       16
                        U.S. Treasury--1.0%
   1,020,000     3      United States Treasury Bill, 4/14/2005
                        (IDENTIFIED COST $1,015,328)                                1,015,328
                        Mutual Fund--0.0%
   900                  Gladstone Capital Corp. (IDENTIFIED COST $16,245)           21,636
                        Repurchase Agreement--2.3%
   2,403,000            Interest in $2,000,000,000 joint repurchase
                        agreement with Barclays Capital, Inc., 2.52%,
                        dated 1/31/2005, to be repurchased at $2,403,168
                        on 2/1/2005, collateralized by U.S. Government
                        Agency Obligations with various maturities to
                        5/15/2029, collateral market value $2,040,143,633.
                        (AT AMORTIZED COST)                                         2,403,000
                        TOTAL INVESTMENTS-99.8%
                        (IDENTIFIED COST $72,745,852) 4                             103,562,478
                        OTHER ASSETS AND LIABILITIES-NET-0.2%                       172,292
                        TOTAL NET ASSETS-100%                                 $     103,734,770


1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open Index futures contracts is $3,439,425 at January 31, 2005, which represents 3.3% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 100.0%.

     At January 31, 2005, the Fund had the following open futures contracts


                                               Unrealized
 Expiration    Contracts to Receive   Position Depreciation
 Date

 March  2005     12 Russell 2000         Long     (23,511)
                 Index Futures


2    Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $72,745,852. The net unrealized appreciation of investments for federal tax purposes was $30,816,626. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,505,001 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,688,375.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Index Trust

By          /S/  Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 23, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005